                                 ANNUAL REPORT

                               DECEMBER 31, 1999

                          SAFECO RESOURCE SERIES TRUST

                                   ----------

Equity Portfolio .................. 2
Growth Portfolio .................. 6
Northwest Portfolio .............. 11
Small Company Stock Portfolio .... 15
Bond Portfolio ................... 19
Money Market Portfolio ........... 23

                           [SAFECO MUTUAL FUNDS LOGO]

                          REPORT FROM THE FUND MANAGER
                          SAFECO RST EQUITY PORTFOLIO
                               December 31, 1999
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   The SAFECO RST Equity Portfolio ended the year below the Lipper, Inc. average for variable annuity growth and income portfolios and the S&P 500. The Portfolio's returns fell short because it is underweighted in technology, which was the market's best performing sector, and overweighted in financials.
   As interest rates climbed, mortgage-related stocks such as Washington Mutual, Fannie Mae and Freddie Mac fell beyond reason. Even as analysts raised earning estimates for Fannie Mae, investors sent the stock down.
   I started to broaden our technology holdings--adding telecommunication equipment manufacturer Lucent Technologies and beginning a position in CenturyTel which, I think, is growing by smart acquisitions. And I look forward to adding to technology--at reasonable prices.
   I remain very cautious about valuations, which explains our weightings in both technology and finance. In the fourth quarter, I made major additions to Washington Mutual (WaMu) and Albertson's (another company whose stock declined beyond its bad news). I funded the WaMu additions (and held down our financial weighting) by eliminating U.S. Bancorp.
   I tend to populate the Portfolio with long-term core positions, which I will continue to buy and hold when they are down as long as I believe they are good companies with fixable, short-term problems. If not, I eliminate them, as was the case with Lockheed Martin and 3Com. Procter & Gamble, a long-term core position, is a different story. I sold it down from our largest holding when it was trading at 32 times year 2000 estimated earnings in a broad market selling
at 25 times.                [PHOTO OF RICH MEAGLEY]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
PERFORMANCE OVERVIEW


              AVERAGE ANNUAL TOTAL RETURN
        FOR THE PERIODS ENDED DECEMBER 31, 1999           1 YEAR  5 YEAR  10 YEAR
SAFECO RST Equity Portfolio                                9.31%  22.30%   17.35%
S&P 500 Index                                             21.04%  28.54%   18.19%
Lipper, Inc. Variable Annuity Growth & Income Portfolios  14.51%  21.78%   15.13%


INVESTMENT VALUE  SAFECO RST EQUITY PORTFOLIO  S&P 500 INDEX
12/89                                 $10,000        $10,000
1/90                                   $9,198         $9,329
2/90                                   $9,239         $9,450
3/90                                   $9,587         $9,700
4/90                                   $9,239         $9,459
5/90                                  $10,049        $10,379
6/90                                  $10,081        $10,309
7/90                                  $10,105        $10,276
8/90                                   $9,215         $9,348
9/90                                   $8,802         $8,894
10/90                                  $8,704         $8,856
11/90                                  $9,198         $9,428
12/90                                  $9,479         $9,690
1/91                                   $9,887        $10,111
2/91                                  $10,503        $10,833
3/91                                  $10,761        $11,095
4/91                                  $11,094        $11,122
5/91                                  $11,528        $11,600
6/91                                  $10,895        $11,069
7/91                                  $11,611        $11,584
8/91                                  $11,752        $11,858
9/91                                  $11,503        $11,660
10/91                                 $11,603        $11,816
11/91                                 $10,961        $11,341
12/91                                 $12,023        $12,636
1/92                                  $12,630        $12,401
2/92                                  $12,942        $12,561
3/92                                  $12,237        $12,317
4/92                                  $12,344        $12,679
5/92                                  $12,219        $12,741
6/92                                  $11,461        $12,551
7/92                                  $11,889        $13,064
8/92                                  $11,497        $12,797
9/92                                  $11,542        $12,947
10/92                                 $11,952        $12,991
11/92                                 $12,683        $13,433
12/92                                 $12,992        $13,597
1/93                                  $13,312        $13,711
2/93                                  $13,294        $13,898
3/93                                  $13,861        $14,191
4/93                                  $13,577        $13,848
5/93                                  $14,648        $14,217
6/93                                  $14,694        $14,259
7/93                                  $14,529        $14,201
8/93                                  $15,316        $14,739
9/93                                  $15,773        $14,623
10/93                                 $16,185        $14,925
11/93                                 $16,295        $14,783
12/93                                 $16,619        $14,962
1/94                                  $17,673        $15,470
2/94                                  $17,224        $15,051
3/94                                  $16,531        $14,396
4/94                                  $16,999        $14,580
5/94                                  $17,419        $14,819
6/94                                  $16,794        $14,456
7/94                                  $17,185        $14,931
8/94                                  $18,308        $15,542
9/94                                  $18,122        $15,162
10/94                                 $18,523        $15,502
11/94                                 $18,152        $14,938
12/94                                 $18,104        $15,159
1/95                                  $18,254        $15,552
2/95                                  $18,728        $16,157
3/95                                  $18,996        $16,633
4/95                                  $19,491        $17,123
5/95                                  $19,986        $17,806
6/95                                  $20,621        $18,219
7/95                                  $20,933        $18,823
8/95                                  $21,546        $18,870
9/95                                  $22,385        $19,666
10/95                                 $22,363        $19,596
11/95                                 $23,020        $20,455
12/95                                 $23,287        $20,849
1/96                                  $23,941        $21,558
2/96                                  $24,074        $21,758
3/96                                  $24,377        $21,968
4/96                                  $24,885        $22,292
5/96                                  $25,466        $22,866
6/96                                  $25,926        $22,953
7/96                                  $24,921        $21,939
8/96                                  $25,151        $22,403
9/96                                  $26,676        $23,662
10/96                                 $27,524        $24,315
11/96                                 $29,642        $26,151
12/96                                 $29,060        $25,633
1/97                                  $30,770        $27,234
2/97                                  $30,930        $27,447
3/97                                  $29,621        $26,322
4/97                                  $30,569        $27,892
5/97                                  $32,627        $29,589
6/97                                  $33,990        $30,914
7/97                                  $36,328        $33,373
8/97                                  $34,431        $31,504
9/97                                  $35,687        $33,229
10/97                                 $34,551        $32,120
11/97                                 $35,660        $33,606
12/97                                 $36,280        $34,183
1/98                                  $36,842        $34,560
2/98                                  $39,767        $37,052
3/98                                  $41,092        $38,948
4/98                                  $41,179        $39,339
5/98                                  $40,415        $38,664
6/98                                  $41,452        $40,233
7/98                                  $40,948        $39,806
8/98                                  $35,660        $34,057
9/98                                  $38,153        $36,239
10/98                                 $41,539        $39,184
11/98                                 $44,219        $41,558
12/98                                 $45,311        $43,951
1/99                                  $46,052        $45,789
2/99                                  $45,099        $44,366
3/99                                  $46,520        $46,141
4/99                                  $49,438        $47,928
5/99                                  $48,425        $46,796
6/99                                  $49,907        $49,393
7/99                                  $48,909        $47,851
8/99                                  $48,425        $47,613
9/99                                  $46,611        $46,308
10/99                                 $49,937        $49,238
11/99                                 $49,106        $50,242
12/99                                 $49,527        $53,200

Performance represents the performance of the Equity Portfolio, but does not include deductions for administration charges, contingent deferred sales charges, or mortality and expense risk premiums.
The performance of the Portfolio assumes the reinvestment of all dividends and capital gains. The Standard & Poor's 500 Index is an unmanaged index of 500 stocks weighted by market capitalization with dividends reinvested. Management fees and other portfolio expenses have been applied to the calculation of Portfolio performance, but not to the index. If portfolio expenses had been applied to the index, the index values would have been lower. Investment returns are historical and not predictive of future performance. Portfolio share prices and investment returns will fluctuate.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   I believe the Portfolio is made up of high-quality companies with predictable earnings growth and positioned to do well in a moderating economy.

Richard Meagley
-------------------------------------------

Rich Meagley joined SAFECO in 1983. After advancing from analyst to Northwest Fund Manager, he left the company. He re-joined in January 1995 as Equity Portfolio Manager. He holds an M.B.A. from the University of Washington, and is a Chartered Financial Analyst.
                                   HIGHLIGHTS
-------------------------------------------

                                                              PERCENT OF
TEN LARGEST HOLDINGS                                          NET ASSETS
------------------------------------------------------------------------
Microsoft Corp.  .................................................. 4.4%
  (Computers--Software & Services)
General Electric Co.  .............................................. 4.1
  (Electrical Equipment)
Federal National Mortgage Association .............................. 3.3
  (Financial--Diversified)
Johnson & Johnson .................................................. 3.3
  (Health Care--Diversified)
Exxon Mobil Corp.  ................................................. 3.2
  (Oil--International Integrated)
Washington Mutual, Inc.  ........................................... 3.1
  (Savings & Loans)
Gannett Co., Inc.  ................................................. 3.0
  (Publishing--Newspapers)
Albertson's, Inc.  ................................................. 3.0
  (Retail--Food Chains)
Intel Corp.  ....................................................... 2.9
  (Electronics--Semiconductors)
Procter & Gamble Co.  .............................................. 2.9
  (Household Products--Nondurables)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     MARKET CAPITALIZATION
 AS A PERCENTAGE OF NET ASSETS
Large-Cap: (over $4 billion)      97%
Mid-Cap: ($1 billion-$4 billion)   0%
Small-Cap: (under $1 billion)      0%
Cash & Other:                      3%

DECEMBER 31, 1999
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
 EQUITY PORTFOLIO

                                                    VALUE
  SHARES                                          (000'S)
---------------------------------------------------------
COMMON STOCKS - 97.1%

BANKS (MAJOR REGIONAL) - 4.2%
    198,000   Bank of America Corp.                $9,937
    315,000   Citigroup, Inc.                      17,502

BANKS (MONEY CENTER) - 2.0%
    170,000   Chase Manhattan Corp.                13,207

BEVERAGES (ALCOHOLIC) - 1.6%
    143,000   Anheuser-Busch Co., Inc.             10,135

BEVERAGES (NON-ALCOHOLIC) - 2.3%
    427,000   PepsiCo, Inc.                        15,052

CHEMICALS - 3.6%
    140,000   Du Pont (E.I.) de Nemours &
              Co.                                   9,222
    280,000   Praxair, Inc.                        14,088

COMPUTERS (HARDWARE) - 3.8%
    112,000   Hewlett-Packard Co.                  12,761
    112,000   International Business
              Machines Corp.                       12,096

COMPUTERS (SOFTWARE & SERVICES) - 4.4%
    242,000   *Microsoft Corp.                     28,254

ELECTRICAL EQUIPMENT - 5.9%
    205,400   Emerson Electric Co.                 11,785
    170,000   General Electric Co.                 26,307

ELECTRONICS (SEMICONDUCTORS) - 2.9%
    228,000   Intel Corp.                          18,767

ENTERTAINMENT - 3.3%
    285,000   The Walt Disney Co.                   8,336
    179,000   Time Warner, Inc.                    12,966

FINANCIAL (DIVERSIFIED) - 4.9%
    226,000   Federal Home Loan Mortgage
              Corp.                                10,636
    342,000   Federal National Mortgage
              Association                          21,354

FOODS - 2.1%
    255,000   Bestfoods                            13,403

                                                    VALUE
  SHARES                                          (000'S)
---------------------------------------------------------

HEALTH CARE (DIVERSIFIED) - 9.0%
    500,000   Abbott Laboratories                 $18,156
    175,000   American Home Products Corp.          6,902
    185,000   Bristol-Myers Squibb Co.             11,875
    229,000   Johnson & Johnson                    21,326

HEALTH CARE (MAJOR PHARMACEUTICALS) - 2.4%
    227,000   Merck & Co., Inc.                    15,223

HOUSEHOLD PRODUCTS (NON-DURABLES) - 5.4%
    255,000   Kimberly-Clark Corp.                 16,639
    170,000   Procter & Gamble Co.                 18,626

INSURANCE (MULTI-LINE) - 3.5%
    140,000   American International
              Group, Inc.                          15,137
    162,000   Hartford Financial Services
              Group, Inc.                           7,675

MANUFACTURING (DIVERSIFIED) - 3.5%
    208,000   Dover Corp.                           9,438
    200,000   Honeywell
              International, Inc.                  11,538
     28,600   Illinois Tool Works, Inc.             1,932

OFFICE EQUIPMENT & SUPPLIES - 1.1%
    315,000   Xerox Corp.                           7,147

OIL (INTERNATIONAL INTEGRATED) - 5.1%
    255,862   Exxon Mobil Corp.                    20,613
    205,000   Royal Dutch Petroleum Co.
              (ADR)                                12,390

PUBLISHING (NEWSPAPERS) - 3.0%
    240,000   Gannett Co., Inc.                    19,575

RETAIL (DEPARTMENT STORES) - 1.7%
    335,000   May Department Stores Co.            10,804

RETAIL (DRUG STORES) - 2.0%
    330,000   CVS Corp.                            13,179

RETAIL (FOOD CHAINS) - 3.0%
    600,000   Albertson's, Inc.                    19,350

RETAIL (GENERAL MERCHANDISE) - 1.4%
    130,000   Wal-Mart Stores, Inc.                 8,986

SAVINGS & LOANS - 3.1%
    780,000   Washington Mutual, Inc.              20,280

SERVICES (DATA PROCESSING) - 1.4%
    173,000   Automatic Data
              Processing, Inc.                      9,320

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                    SAFECO RESOURCE SERIES TRUST
--------------------------------------------------------------------------------

                                                        PORTFOLIO OF INVESTMENTS
                                                                EQUITY PORTFOLIO

                                                    VALUE
  SHARES                                          (000'S)
---------------------------------------------------------
TELECOMMUNICATIONS (EQUIPMENT) - 1.7%
    150,000   Lucent Technologies, Inc.           $11,222

TELECOMMUNICATIONS (LONG DISTANCE) - 2.4%
    305,000   AT&T Corp.                           15,479

TELEPHONE - 6.4%
    257,000   Bell Atlantic Corp.                  15,822
    235,000   CenturyTel, Inc.                     11,133
    268,500   *MCI WorldCom, Inc.                  14,247
                                              -----------
TOTAL COMMON STOCKS                               629,822
                                              -----------

                                                    VALUE
  SHARES                                          (000'S)
---------------------------------------------------------

CASH EQUIVALENTS - 2.7%

INVESTMENT COMPANIES
 17,369,385   J.P. Morgan Institutional
              Prime Money Market                  $17,369
                                              -----------
TOTAL CASH EQUIVALENTS                             17,369
                                              -----------
TOTAL INVESTMENTS - 99.8%                         647,191
Other Assets, less Liabilities                       (113)
                                              -----------
NET ASSETS                                    $   647,078
                                              -----------
                                              -----------

* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                          SAFECO RST GROWTH PORTFOLIO
                               December 31, 1999
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   While the SAFECO RST Growth Portfolio's 1999 performance was disappointing, it ended on an encouraging note. In the fourth quarter, the Portfolio outperformed the S&P 500, returning 18.92% versus 14.88%.
   Keeping true to my style--trying to buy growth at a reasonable price--caused us to underperform as hyper-growth and technology stocks have driven the market. The Portfolio has never owned much tech (because valuations appear excessive, competition is intense, and I'm not comfortable with it). Until recently, we've been able to hold our own, or outperform, without it.
   The second reason for our bad (and good) performance is that I take big positions. In 1999, a number of them disappointed. Family Golf overextended itself by trying to grow too fast and Prison Realty Trust practiced questionable disclosure. I've eliminated them both. Conseco--despite a number of positive moves to enhance shareholder value, including more conservative accounting and significant insider stock purchasing--has continued to decline. I still like it and will wait with a reduced position, 4.5% of net assets.
   Nu Skin disappointed due to problems in their largest market, Japan. I neither bought nor sold it, as the stock could work out in a few quarters. Despite having good operating results and good outlooks, Rent-Way and Rent-A-Center declined on a sell recommendation that proved unfounded. I used the weakness to buy more. Both companies operate cash businesses in a growing market. I cut back AMFM and Emmis Communications at high valuations and invested the proceeds in lower valued names.
                          [PHOTO OF THOMAS M. MAGUIRE]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
PERFORMANCE OVERVIEW


          AVERAGE ANNUAL TOTAL RETURN
    FOR THE PERIODS ENDED DECEMBER 31, 1999      1 YEAR   5 YEAR   SINCE INCEPTION
SAFECO RST Growth Portfolio                        5.63%   23.69%           23.68%
S&P 500 Index                                     21.04%   28.54%           21.78%
Lipper, Inc. Variable Annuity Growth Portfolios   31.48%   26.45%              N/A


INVESTMENT VALUE  SAFECO RST GROWTH PORTFOLIO  S&P 500 INDEX
1/93                                  $10,000        $10,000
1/93                                  $10,100        $10,200
2/93                                   $9,570        $10,339
3/93                                  $10,160        $10,557
4/93                                   $9,780        $10,302
5/93                                  $10,640        $10,577
6/93                                  $11,000        $10,608
7/93                                  $11,410        $10,565
8/93                                  $12,320        $10,965
9/93                                  $12,950        $10,879
10/93                                 $13,520        $11,103
11/93                                 $12,920        $10,998
12/93                                 $13,608        $11,131
1/94                                  $14,526        $11,509
2/94                                  $14,000        $11,197
3/94                                  $13,485        $10,710
4/94                                  $13,888        $10,847
5/94                                  $14,235        $11,024
6/94                                  $13,798        $10,755
7/94                                  $14,358        $11,107
8/94                                  $14,861        $11,562
9/94                                  $14,772        $11,280
10/94                                 $15,320        $11,532
11/94                                 $15,085        $11,113
12/94                                 $15,230        $11,277
1/95                                  $15,300        $11,570
2/95                                  $15,851        $12,020
3/95                                  $15,828        $12,374
4/95                                  $16,133        $12,738
5/95                                  $16,837        $13,247
6/95                                  $17,905        $13,554
7/95                                  $18,691        $14,003
8/95                                  $18,773        $14,038
9/95                                  $19,841        $14,630
10/95                                 $20,017        $14,578
11/95                                 $20,873        $15,217
12/95                                 $21,474        $15,511
1/96                                  $21,690        $16,038
2/96                                  $22,272        $16,187
3/96                                  $22,880        $16,343
4/96                                  $24,300        $16,584
5/96                                  $25,774        $17,011
6/96                                  $24,855        $17,075
7/96                                  $22,664        $16,321
8/96                                  $24,625        $16,666
9/96                                  $26,085        $17,603
10/96                                 $26,585        $18,089
11/96                                 $27,167        $19,455
12/96                                 $28,358        $19,069
1/97                                  $30,066        $20,260
2/97                                  $28,815        $20,419
3/97                                  $27,755        $19,582
4/97                                  $26,518        $20,750
5/97                                  $30,699        $22,012
6/97                                  $33,085        $22,998
7/97                                  $35,337        $24,827
8/97                                  $36,795        $23,437
9/97                                  $39,813        $24,720
10/97                                 $38,724        $23,896
11/97                                 $40,579        $25,001
12/97                                 $40,993        $25,430
1/98                                  $41,204        $25,711
2/98                                  $45,470        $27,564
3/98                                  $48,875        $28,975
4/98                                  $50,649        $29,266
5/98                                  $48,068        $28,764
6/98                                  $48,208        $29,931
7/98                                  $45,399        $29,613
8/98                                  $34,708        $25,336
9/98                                  $35,779        $26,959
10/98                                 $38,307        $29,150
11/98                                 $39,904        $30,916
12/98                                 $41,742        $32,697
1/99                                  $42,820        $34,064
2/99                                  $37,647        $33,006
3/99                                  $37,333        $34,326
4/99                                  $38,117        $35,655
5/99                                  $38,215        $34,814
6/99                                  $39,665        $36,746
7/99                                  $38,822        $35,598
8/99                                  $37,313        $35,421
9/99                                  $37,078        $34,450
10/99                                 $38,137        $36,630
11/99                                 $39,508        $37,377
12/99                                 $44,094        $39,578

* The Portfolio's inception was January 7, 1993.
Performance represents the performance of the Growth
Portfolio but does not include administration charges, contingent deferred sales charges, or mortality and expense risk premiums.
The performance of the Portfolio assumes the reinvestment of all dividends and capital gains. The Standard & Poor's
500 Index is an unmanaged index of 500 stocks weighted by market capitalization with dividends reinvested . Investment management fees have been applied to the calculation of Portfolio performance, but not to the index. If portfolio investment management fees had been applied to the index, the index values would have been lower.
Investment returns are historical and not predictive of future performance. Portfolio share prices and investment returns will fluctuate.

   My hope for 2000 is that our performance will continue to trend above the market as investors come to appreciate the combination of growing earnings and good value. In the meantime, thank you for your patience. The Portfolio's long-term record shows that hanging in there may be the best remedy for the suffering.

Thomas M. Maguire
-------------------------------------------

After completing his M.B.A. at the University of Washington, Thomas M. Maguire joined the company as an equity analyst in 1981 and today is a Vice President. From 1984 to 1989, he co-managed the SAFECO Equity Fund.

                                   HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              PERCENT OF
TEN LARGEST HOLDINGS                                          NET ASSETS
------------------------------------------------------------------------
MICROS Systems, Inc.  ............................................ 6.4%
  (Computer--Hardware)
Rent-a-Center, Inc.  .............................................. 4.9
  (Services--Commercial & Consumer)
United Stationers, Inc.  .......................................... 4.9
  (Office Equipment & Supplies)
NCO Group, Inc.  .................................................. 4.8
  (Services--Commercial & Consumer)
Intranet Solutions ................................................ 4.5
  (Computer--Peripherals)
Conseco, Inc.  .................................................... 4.5
  (Insurance--Life-Health)
PolyMedica Corp.  ................................................. 4.3
  (Health Care--Medical Products & Supplies)
AMFM, Inc.  ....................................................... 4.0
  (Broadcasting--Television, Radio & Cable)
Emisphere Technology, Inc.  ....................................... 3.7
  (Health Care--Diversified)
Rent-Way, Inc.  ................................................... 3.1
  (Services--Commercial & Consumer)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     MARKET CAPITALIZATION
 AS A PERCENTAGE OF NET ASSETS
Large-Cap: (over $4 billion)      12%
Mid-Cap: ($1 billion-$4 billion)  17%
Small-Cap: (under $1 billion)     69%
Cash & Other:                      2%

DECEMBER 31, 1999
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
 GROWTH PORTFOLIO

                                                    VALUE
  SHARES                                          (000'S)
---------------------------------------------------------
COMMON STOCKS - 98.6%

AIR FREIGHT - 0.0%
     74,000   *Dynamex, Inc. (Illiquid##)   $         111

AUTO PARTS & EQUIPMENT - 0.2%
    608,500   +Precision Auto Care, Inc.              685

BANKS (MAJOR REGIONAL) - 0.2%
     32,595   Provident Bankshares Corp.              564

BROADCASTING (TV, RADIO & CABLE) - 5.4%
    177,554   *AMFM, Inc.                          13,894
     21,000   *Emmis Communications Corp.
              (Class A)                             2,617
    100,200   *Salem Communications Corp.
              (Class A)                             2,267

CHEMICALS (SPECIALTY) - 0.2%
     72,200   *TETRA Technologies, Inc.               523

COMMUNICATION EQUIPMENT - 1.4%
    107,500   *Research In Motion, Ltd.             4,965

COMPUTERS (HARDWARE) - 7.1%
    299,400   *MICROS Systems, Inc.                22,156
     65,000   *Optimal Robotics Corp.               2,421

COMPUTERS (PERIPHERALS) - 5.1%
    425,000   *IntraNet Solutions, Inc.            15,725
    124,500   *Quantum Corp. - DLT
              & Storage Systems                     1,883

COMPUTERS (SOFTWARE & SERVICES) - 4.6%
     34,300   *Aspen Technology, Inc.                 907
     83,527   Autodesk, Inc.                        2,819
    207,000   *Cadence Design
              Systems, Inc.                         4,968
    200,200   *Ciber, Inc.                          5,505
    340,000   *Phoenix International
              Ltd., Inc.                            1,317
     50,000   *ShowCase Corp.                         288

CONSUMER (JEWELRY, NOVELTIES & GIFTS) - 0.1%
     31,300   *Action Performance
              Cos., Inc.                              360

CONSUMER FINANCE - 1.4%
    201,775   *Creditrust Corp.                     1,551
    171,000   Doral Financial Corp.                 2,105
    287,800   *Towne Services, Inc.                 1,151

                                                    VALUE
  SHARES                                          (000'S)
---------------------------------------------------------

DISTRIBUTORS (FOOD & HEALTH) - 2.3%
    737,200   *Nu Skin Enterprises, Inc.
              (Class A)                     $       6,681
    367,160   *Weider Nutrition
              International, Inc.                   1,354

ENTERTAINMENT - 1.7%
    160,000   *SFX Entertainment, Inc.
              (Class A)                             5,790

FINANCIAL (DIVERSIFIED) - 1.3%
    122,800   *BNC Mortgage, Inc.                     798
    100,000   Finova Group, Inc.                    3,550
     96,900   *United Panam Financial
              Corp.                                   188

HEALTH CARE (DIVERSIFIED) - 4.8%
    198,000   *Anesta Corp.                         3,403
    430,400   *Emisphere
              Technologies, Inc.                   12,939
     21,000   *Synaptic Pharmaceutical
              Corp.                                   142

HEALTH CARE (DRUGS - GENERIC & OTHER) - 2.1%
    362,000   *Dura Pharmaceuticals, Inc.           5,045
    464,000   +Nastech Pharmaceutical
              Co., Inc.                             1,566
     37,300   *PathoGenesis Corp.                     800

HEALTH CARE (HOSPITAL MANAGEMENT) - 0.2%
    103,917   *AmSurg Corp. (Class B)                 675

HEALTH CARE (LONG-TERM CARE) - 0.9%
    239,900   *Res-Care, Inc.                       3,059

HEALTH CARE (MAJOR PHARMACEUTICALS) - 4.4%
     63,300   Alpharma, Inc.                        1,946
    148,600   Mylan Laboratories, Inc.              3,743
    868,500   *Serologicals Corp.                   5,211
     58,281   Teva Pharmaceutical
              Industries,
              Ltd. (ADR)                            4,178

HEALTH CARE (MANAGED CARE) - 0.1%
     65,000   *Matria Healthcare, Inc.                268

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 8.0%
    140,400   Datascope Corp.                       5,616
    247,100   *Lifeline Systems, Inc.               3,706
    649,400   +PolyMedica
              Industries, Inc.                     15,017
    477,900   *Quidel Corp.                         3,286

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                    SAFECO RESOURCE SERIES TRUST
--------------------------------------------------------------------------------

                                                        PORTFOLIO OF INVESTMENTS
                                                                GROWTH PORTFOLIO

                                                    VALUE
  SHARES                                          (000'S)
---------------------------------------------------------
HEALTH CARE (SPECIALIZED SERVICES) - 1.1%
    214,000   *American Healthcorp, Inc.    $         976
    318,850   *Prime Medical
              Services, Inc.                        2,910

HOUSEWARES - 0.9%
    117,800   First Years, Inc.                       979
    200,600   *Home Products
              International,
              Inc.                                  2,081

INSURANCE (LIFE & HEALTH) - 4.5%
    870,637   Conseco, Inc.                        15,563

LEISURE TIME (PRODUCTS) - 0.1%
    161,300   *American Coin
              Merchandising,
              Inc.                                    444

LODGING (HOTELS) - 1.3%
    172,200   *ResortQuest
              International, Inc.                     721
    734,900   *Suburban Lodges of America,
              Inc.                                  3,812

MACHINERY (DIVERSIFIED) - 0.2%
    143,150   Chart Industries, Inc.                  573

MANUFACTURING (DIVERSIFIED) - 0.7%
     86,900   *Nortek, Inc.                         2,433

OFFICE EQUIPMENT & SUPPLIES - 6.1%
    331,900   +Open Plan Systems, Inc.                664
    570,850   +TRM Copy Centers Corp.               3,496
    595,100   *United Stationers, Inc.             16,998

PERSONAL CARE - 0.4%
    211,700   *French Fragrances, Inc.              1,363

RESTAURANTS - 0.2%
     96,400   *Schlotzsky's, Inc.                     639

RETAIL (DEPARTMENT STORES) - 0.7%
     51,700   *Rainbow Rentals, Inc,                  372
     27,000   *Value City Department
              Stores, Inc.                            408
     43,100   *Whitehall Jewellers, Inc.            1,589

RETAIL (DRUG STORES) - 1.1%
     93,000   CVS Corp.                             3,714

                                                    VALUE
  SHARES                                          (000'S)
---------------------------------------------------------

RETAIL (FOOD CHAINS) - 0.6%
    266,800   *NPC International, Inc.      $       2,101

RETAIL (HOME SHOPPING) - 1.9%
    412,200   +Damark International, Inc.           6,492

RETAIL (SPECIALTY) - 1.4%
    172,600   *Blue Rhino Corp.                     1,683
    165,100   *Funco, Inc.                          1,847
    115,500   *Travis Boats &
              Motors, Inc.                          1,386

RETAIL (SPECIALTY - APPAREL) - 1.6%
    435,200   +Concepts Direct, Inc.                4,733
    219,071   *Harold's Stores, Inc.                  822

SERVICES (COMMERCIAL & CONSUMER) - 17.8%
     64,600   *Bluegreen Corp.                        323
    177,600   Central Parking Corp.                 3,397
    278,500   *FirstService Corp.                   3,812
    148,400   *Iron Mountain, Inc.                  5,834
     39,000   *Modis Professional
              Services,
              Inc.                                    556
    546,392   *NCO Group, Inc.                     16,460
     52,200   *Pierce Leahy Corp.                   2,258
    859,850   *Rent-A-Center, Inc.                 17,036
    579,000   *Rent-Way, Inc.                      10,820
     66,700   *Right Management
              Consultants, Inc.                       767
    103,400   SunSource, Inc.                         439

SERVICES (COMPUTER SYSTEMS) - 0.8%
    165,000   *Computer Horizons Corp.              2,671

SERVICES (EMPLOYMENT) - 2.1%
    340,600   *Hall, Kinion &
              Associates, Inc.                      7,323

SPECIALTY PRINTING - 2.0%
    509,800   *Mail-Well, Inc.                      6,882

TELECOMMUNICATIONS (CELLULAR/WIRELESS) - 0.7%
    243,900   *CellStar Corp.                       2,409

TELEPHONE - 0.9%
    234,700   *Innotrac Corp.                       3,227
                                              -----------
TOTAL COMMON STOCKS                               340,756
                                              -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 1999
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
 GROWTH PORTFOLIO

                                                    VALUE
  SHARES                                          (000'S)
---------------------------------------------------------
CASH EQUIVALENTS - 2.0%

INVESTMENT COMPANIES
  7,057,311   J.P. Morgan Institutional
              Prime Money Market              $     7,057
                                              -----------
TOTAL CASH EQUIVALENTS                              7,057
                                              -----------
TOTAL INVESTMENTS - 100.6%                        347,813
Other Assets, less Liabilities                     (2,088)
                                              -----------
NET ASSETS                                    $   345,725
                                              -----------
                                              -----------

 * Non-income producing security.
 + Affiliated issuer as defined by the Investment Company Act of 1940 (the Fund controls 5% or more of the outstanding voting shares of the company).
## Security is valued at fair value as determined by, and under the supervision of, the Board of Trustees.

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                         SAFECO RST NORTHWEST PORTFOLIO
                               December 31, 1999
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   For the year ending December 31, 1999, the SAFECO RST Northwest Portfolio handily outperformed the Lipper Inc. average for variable annuity growth portfolios and the S&P 500. The Portfolio's outperformance is due to its heavy concentration in technology, initial public offerings (IPOs), and its investing universe.
   Technology has surpassed aerospace as the driver of Washington's economy and is the clear driver of the region's economy, and I've positioned the Portfolio to take advantage of that. At December 31, 54% of net assets were in telecommunications, medical technology and computer-related companies. Gaining over 200% were F5 Networks, Western Wireless, NEXTLINK, VoiceStream and SonoSite. They are respectively an Internet software company, three telecoms and a medical technology company.
   We've been very successful taking small positions in numerous start-ups. At December 31, about 19% of net assets were invested in 11 1999 IPO companies, including F5 Networks, WebTrends, Internap Network Services, WatchGuard and Primus Knowledge Solutions. In general, I give preference to companies that enable, rather than use, the Internet.
   I've been buying Visio (diagramming software) since its acquisition was announced, as Visio's value will benefit upon conversion to Microsoft stock. TJ International (manufactured wood products) climbed on news of its takeover by Weyerhaeuser.
   To balance our tech concentration, I'm holding substantial positions in Kroger (Fred Meyer and QFC), Costco, Albertson's, Starbucks and Washington Mutual. I like their defensive qualities and their prices. Even though I am managing in a growth style, I remain sensitive to value and risk.
                            [PHOTO OF BILL WHITLOW]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
PERFORMANCE OVERVIEW


          AVERAGE ANNUAL TOTAL RETURN
    FOR THE PERIODS ENDED DECEMBER 31, 1999      1 YEAR   5 YEAR   SINCE INCEPTION
SAFECO RST Norwest Portfolio                      54.62%   20.28%           14.77%
S&P 500 Index                                     21.04%   28.54%           21.78%
WM Group NW 50 Index                              27.80%   28.51%              N/A
Lipper, Inc. Variable Annuity Growth Portfolios   31.48%   26.45%              N/A

INVESTMENT VALUE
                  SAFECO RST NORTHWEST PORTFOLIO  S&P 500 INDEX    NW 50
1/93                                     $10,000        $10,000  $10,000
1/93                                     $10,080        $10,200  $10,142
2/93                                      $9,460        $10,339   $9,812
3/93                                      $9,710        $10,557  $10,204
4/93                                      $9,400        $10,302   $9,962
5/93                                      $9,640        $10,577  $10,195
6/93                                      $9,550        $10,608   $9,962
7/93                                      $9,500        $10,565   $9,592
8/93                                      $9,700        $10,965   $9,972
9/93                                      $9,800        $10,879   $9,734
10/93                                     $9,920        $11,103  $10,069
11/93                                     $9,980        $10,998  $10,272
12/93                                    $10,025        $11,131  $10,395
1/94                                     $10,227        $11,509  $10,697
2/94                                     $10,580        $11,197  $10,845
3/94                                     $10,297        $10,710  $10,449
4/94                                     $10,247        $10,847  $10,405
5/94                                     $10,136        $11,024  $10,548
6/94                                      $9,995        $10,755  $10,214
7/94                                     $10,166        $11,107  $10,278
8/94                                     $10,610        $11,562  $10,857
9/94                                     $10,620        $11,280  $10,427
10/94                                    $10,731        $11,532  $10,350
11/94                                    $10,479        $11,113  $10,150
12/94                                    $10,391        $11,277  $10,192
1/95                                     $10,178        $11,570  $10,148
2/95                                     $10,340        $12,020  $10,509
3/95                                     $10,746        $12,374  $10,842
4/95                                     $10,767        $12,738  $11,155
5/95                                     $10,898        $13,247  $11,143
6/95                                     $11,446        $13,554  $11,807
7/95                                     $12,136        $14,003  $12,241
8/95                                     $12,390        $14,038  $12,461
9/95                                     $12,167        $14,630  $12,903
10/95                                    $11,873        $14,578  $12,589
11/95                                    $11,609        $15,217  $12,760
12/95                                    $11,162        $15,511  $12,899
1/96                                     $11,131        $16,038  $12,816
2/96                                     $11,440        $16,187  $13,097
3/96                                     $12,068        $16,343  $13,517
4/96                                     $12,366        $16,584  $14,314
5/96                                     $12,551        $17,011  $14,531
6/96                                     $12,294        $17,075  $14,453
7/96                                     $11,800        $16,321  $13,728
8/96                                     $12,119        $16,666  $14,393
9/96                                     $12,304        $17,603  $14,750
10/96                                    $11,996        $18,089  $14,632
11/96                                    $12,489        $19,455  $15,675
12/96                                    $12,551        $19,069  $16,026
1/97                                     $13,421        $20,260  $16,725
2/97                                     $13,400        $20,419  $17,020
3/97                                     $12,851        $19,582  $16,533
4/97                                     $13,235        $20,750  $17,255
5/97                                     $14,073        $22,012  $18,652
6/97                                     $14,871        $22,998  $19,516
7/97                                     $16,186        $24,827  $21,279
8/97                                     $15,761        $23,437  $20,572
9/97                                     $16,549        $24,720  $21,993
10/97                                    $15,772        $23,896  $20,521
11/97                                    $16,569        $25,001  $21,748
12/97                                    $16,445        $25,430  $21,238
1/98                                     $16,250        $25,711  $21,138
2/98                                     $17,906        $27,564  $23,280
3/98                                     $18,035        $28,975  $24,370
4/98                                     $18,511        $29,266  $24,554
5/98                                     $17,137        $28,764  $23,072
6/98                                     $17,505        $29,931  $24,498
7/98                                     $16,467        $29,613  $22,979
8/98                                     $13,188        $25,336  $19,295
9/98                                     $13,946        $26,959  $20,185
10/98                                    $14,833        $29,150  $22,420
11/98                                    $16,131        $30,916  $24,964
12/98                                    $16,921        $32,697  $27,946
1/99                                     $17,970        $34,064  $29,343
2/99                                     $17,278        $33,006  $28,906
3/99                                     $17,505        $34,326  $30,930
4/99                                     $17,895        $35,655  $32,158
5/99                                     $18,695        $34,814  $32,199
6/99                                     $20,134        $36,746  $33,689
7/99                                     $19,691        $35,598  $31,106
8/99                                     $19,723        $35,421  $31,009
9/99                                     $19,474        $34,450  $30,378
10/99                                    $21,497        $36,630  $31,958
11/99                                    $23,272        $37,377  $32,478
12/99                                    $26,164        $39,578  $35,716

Performance represents the performance of the Northwest
Portfolio , but does not include deductions for administration charges, contingent deferred sales charges, or mortality and expense risk premiums.
The performance of the Portfolio assumes the reinvestment of all dividends and capital gains. The Standard & Poor's 500 Index is an unmanaged index of 500 stocks weighted by market capitalization with dividends reinvested. The WM Group's Northwest 50
Index is an index of 50 Northwest companies weighted by their regional impact. Investment management fees have been applied to the calculation of Portfolio performance, but not to the indexes. If portfolio investment management fees had been applied to the indexes, the index values would have been lower.
Investment returns are historical and not predictive of future performance. Portfolio share prices and investment returns will fluctuate.
* The Portfolio's inception was January 7, 1993.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   I believe the Northwest economy will outpace the nation's beyond 2000. Some of America's fastest-growing companies are headquartered here, and I have tried to position the SAFECO Northwest Portfolio to take advantage of them.

Bill Whitlow
-------------------------------------------

William B. Whitlow began his career at SAFECO in 1976 and left in 1980. Before re-joining SAFECO in April 1997 as Northwest Fund Manager, he was Director of Research at Pacific Crest Securities. He holds a B.A. in chemistry from the U. of Colorado and an M.B.A. from the U. of Calif. at Berkeley. He is a CFA and a member of the Washington State Governor's Council of Economic Advisors.
                                   HIGHLIGHTS
-------------------------------------------

                                                              PERCENT OF
TEN LARGEST HOLDINGS                                          NET ASSETS
------------------------------------------------------------------------
Microsoft Corp.  .................................................. 5.4%
  (Computer--Software & Services)
Visio Corp.  ....................................................... 4.8
  (Computer--Software & Services)
VoiceStream Wireless Corp.  ........................................ 4.6
  (Telecommunications--Cellular/Wireless)
TJ International, Inc.  ............................................ 3.5
  (Building Materials)
NEXTLINK Communications, Inc
  (Class A) ........................................................ 3.5
  (Telephone)
Hewlett-Packard Co.  ............................................... 3.4
  (Computer--Hardware)
Expeditors International of
  Washington, Inc.  ................................................ 3.3
  (Air Freight)
Internap Network Services Corp.  ................................... 3.2
  (Computer--Software & Services)
Costco Companies, Inc.  ............................................ 3.1
  (Retail--General Merchandise)
Intel Corp.  ....................................................... 3.0
  (Electronics--Semiconductors)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     MARKET CAPITALIZATION
 AS A PERCENTAGE OF NET ASSETS
Large-Cap: (over $4 billion)      40%
Mid-Cap: ($1 billion-$4 billion)  17%
Small-Cap: (under $1 billion)     41%
Cash & Other:                      2%

                                                    SAFECO RESOURCE SERIES TRUST
--------------------------------------------------------------------------------

                                                        PORTFOLIO OF INVESTMENTS
                                                             NORTHWEST PORTFOLIO

                                                    VALUE
  SHARES                                          (000'S)
---------------------------------------------------------
COMMON STOCKS - 98.3%
AIR FREIGHT - 3.3%
     36,000   Expeditors International of
              Washington, Inc.                $     1,577

AIRLINES - 1.4%
     30,000   *Northwest Airlines Corp.               667

BANKS (MAJOR REGIONAL) - 2.5%
     33,092   U.S. Bancorp                            788
     30,250   West Coast Bancorp, Inc.                408

BANKS (REGIONAL) - 1.2%
     32,500   Heritage Financial Corp.                280
     33,000   Washington Banking Co.                  272

BIOTECHNOLOGY - 1.6%
     46,500   *Corixa Corp.                           791

BUILDING MATERIALS - 3.5%
     40,000   TJ International, Inc.                1,680

CHEMICALS (DIVERSIFIED) - 2.2%
     62,000   Penford Corp.                         1,069

COMMUNICATION EQUIPMENT - 1.2%
     61,300   *GST Telecommunications,
              Inc.                                    556

COMPUTERS (HARDWARE) - 5.1%
     23,900   *Apex, Inc.                             771
     14,500   Hewlett-Packard Co.                   1,652

COMPUTERS (PERIPHERALS) - 5.4%
     26,000   *ImageX.com, Inc.                     1,089
     16,500   *Primus Knowledge
              Solutions, Inc.                         748
     24,100   *WatchGuard
              Technologies, Inc.                      729

COMPUTERS (SOFTWARE & SERVICES) - 18.9%
      4,600   *Digimarc Corp.                         230
      5,000   *F5 Networks, Inc.                      570
      8,800   *Internap Network
              Services Corp.                        1,522
     22,200   *Microsoft Corp.                      2,592
     28,000   *ONYX Software Corp.                  1,036
     48,000   *Visio Corp.                          2,280
     10,000   *WebTrends Corp.                        810

                                                    VALUE
  SHARES                                          (000'S)
---------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS) - 3.0%
     17,500   Intel Corp.                     $     1,440

ENGINEERING & CONSTRUCTION - 1.0%
     61,000   *Morrison Knudsen Corp.                 477

HARDWARE & TOOLS - 1.0%
     64,000   *Jore Corporation                       500

HEALTH CARE (DIVERSIFIED) - 1.5%
     18,000   American Home Products Corp.            710

HEALTH CARE (DRUGS - GENERIC & OTHER) - 1.2%
     26,000   *PathoGenesis Corp.                     557

HEALTH CARE (LONG-TERM CARE) - 1.3%
    104,000   *Assisted Living
              Concepts, Inc.                          215
     62,000   *Emeritus Corp.                         403

HEALTH CARE (MAJOR PHARMACEUTICALS) - 4.7%
     50,000   Mylan Laboratories, Inc.              1,259
     65,000   *Penwest Pharmaceuticals Co.            991

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES - 3.8%
     99,000   *Protocol Systems, Inc.                 891
     29,000   *SonoSite, Inc.                         917

INSURANCE (LIFE & HEALTH) - 2.1%
     40,000   StanCorp Financial
              Group, Inc.                           1,008

IRON & STEEL - 1.9%
     48,000   Schnitzer Steel
              Industries, Inc.                        912

LEISURE TIME (PRODUCTS) - 1.0%
     46,000   *Ambassadors
              International, Inc.                     503

LODGING (HOTELS) - 1.2%
     69,000   *Cavanaughs Hospitality
              Corp.                                   569

RESTAURANTS - 2.8%
     56,000   *Starbucks Corp.                      1,358

RETAIL (FOOD CHAINS) - 5.6%
     43,500   Albertson's, Inc.                     1,403
     67,000   *Kroger Co.                           1,265

RETAIL (GENERAL MERCHANDISE) - 3.1%
     16,500   *Costco Companies, Inc.               1,506

                       SEE NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 1999
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
 NORTHWEST PORTFOLIO

                                                    VALUE
  SHARES                                          (000'S)
---------------------------------------------------------
SAVINGS & LOANS - 2.8%
     27,000   Riverview Bancorp, Inc.          $      262
     41,500   Washington Mutual, Inc.               1,079

SERVICES (COMMERCIAL & CONSUMER) - 1.7%
     35,500   *N2H2, Inc.                             834

SERVICES (DATA PROCESSING) - 2.5%
    100,000   *ARIS Corp.                           1,175

TELECOMMUNICATIONS (CELLULAR/WIRELESS) - 6.2%
     15,500   *VoiceStream Wireless Corp.           2,206
     11,500   *Western Wireless Corp.
              (Class A)                               768

TELEPHONE - 3.5%
     20,000   *NEXTLINK
              Communications, Inc.
              (Class A)                             1,661
                                              -----------
TOTAL COMMON STOCKS                                46,986
                                              -----------

                                                    VALUE
  SHARES                                          (000'S)
---------------------------------------------------------

CASH EQUIVALENTS - 2.9%

INVESTMENT COMPANIES
  1,403,127   J.P. Morgan Institutional
              Prime Money Market              $     1,403
                                              -----------
TOTAL CASH EQUIVALENTS                              1,403
                                              -----------
TOTAL INVESTMENTS - 101.2%                         48,389
Other Assets, less Liabilities                       (465)
                                              -----------
NET ASSETS                                    $    47,924
                                              -----------
                                              -----------

* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                    SAFECO RST SMALL COMPANY STOCK PORTFOLIO
                               December 31, 1999
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   For the year 1999, the SAFECO RST Small Company Stock Portfolio lagged the Lipper, Inc. average for small-cap variable annuity portfolios and the Russell 2000.
   In the first half of the year, a few of our stocks were punished for earnings disappointments and a number of our holdings simply went unnoticed. Our value-oriented portfolio languished, as this year's market favored growth stocks. In the last half of the year we increased our average market capitalization and reconfigured our portfolio. We took advantage of a very hot initial public offering (IPO) market, several of our long-held positions started to work and so did new ones I'd taken to increase the Portfolio's price/earnings ratio. In addition, Vallen, a stock I held through the Portfolio's reconfiguration, was bought out for significant gain. Although we did stage a comeback and finish 1999 with gains, we were not able to match the returns of our peer group for the year.
   We benefited as the stock market rewarded hot new tech issues with unreasonably high first-day gains. Except for a few, we quickly sold the IPOs we participated in.
   Long-time holdings MICROS Systems and Optimal Robotics turned from value to growth stocks. MICROS was up 83% during the fourth quarter on anticipation surrounding the spin-off of its Internet reservation system. Optimal Robotics' self-service checkout systems became profitable, and the stock climbed 166% during the year.
   Anything associated with the Internet did well. I let N2H2, an Internet filtering service used by schools, run from 10 to 28, and then cut our position back to around 1.2%. I bought BEA Systems (e-commerce software) at a reasonable price and by year-end it was a momentum stock. Emmis Communications, our best non-tech performer, gained on e-commerce advertising revenue.
                             [PHOTO OF GREG EISEN]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
PERFORMANCE OVERVIEW


           AVERAGE ANNUAL TOTAL RETURN
     FOR THE PERIODS ENDED DECEMBER 31, 1999        1 YEAR  SINCE INCEPTION
SAFECO RST Small Company Stock Portfolio            15.40%            6.60%
Russell 2000 Index                                  21.13%           17.13%
Lipper, Inc. Variable Annuity Small-Cap Portfolios  38.28%              N/A


INVESTMENT VALUE  SAFECO RST SMALL COMPANY PORTFOLIO:  RUSSELL 2000 INDEX
04/97                                         $10,000             $10,000
05/97                                         $10,680             $11,115
06/97                                         $11,230             $11,587
07/97                                         $12,010             $12,128
08/97                                         $12,240             $12,402
09/97                                         $13,450             $13,307
10/97                                         $12,920             $12,716
11/97                                         $12,840             $12,629
12/97                                         $12,840             $12,856
01/98                                         $12,757             $12,660
02/98                                         $14,006             $13,609
03/98                                         $15,495             $14,181
04/98                                         $16,162             $14,259
05/98                                         $15,443             $13,494
06/98                                         $15,100             $13,533
07/98                                         $13,506             $12,428
08/98                                          $9,549             $10,018
09/98                                          $9,997             $10,794
10/98                                          $9,726             $11,236
11/98                                          $9,893             $11,830
12/98                                         $10,278             $12,568
01/99                                         $10,611             $12,734
02/99                                          $9,955             $11,708
03/99                                          $9,414             $11,888
04/99                                          $9,331             $12,952
05/99                                          $9,404             $13,144
06/99                                          $9,622             $13,734
07/99                                          $9,789             $13,355
08/99                                          $9,341             $12,864
09/99                                          $9,372             $12,864
10/99                                          $9,424             $12,921
11/99                                         $10,664             $13,705
12/99                                         $11,861             $15,257

* The Portfolio's inception was May 1, 1997.
Performance information begins on May 1, 1997.
Performance represents the performance of the Small Company Portfolio , but does not include deductions for administration charges, contingent deferred sales charges, or mortality and expense risk premiums.
The performance of the Portfolio assumes the reinvestment of all dividends and capital gains. The Russell 2000 Index is an unmanaged index that is representative of the small cap market. Investment management fees have have been applied to the calculation of Portfolio performance, but not to the indexes.
If portfolio investment management fees had been applied to the indexes, the index values would have been lower.
Investment returns are historical and not predictive of future performance. Portfolio share prices and investment returns will fluctuate.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   The IPO market was unusually active and can't be counted on for future gains. However, I will try to participate as long as it remains lucrative, while remaining wary of valuations which, I believe, will eventually take precedence. At year-end, the Portfolio's P/E had climbed from 13 times at mid-year to nearly 22 times 1999 earnings, and its weighted market capitalization grew from $330 million at mid-year to $835 million. We remain in the small-cap value camp.

Greg Eisen
-------------------------------------------

Greg Eisen joined SAFECO in 1986. He holds a B.A. from Rutgers University and is a Certified Public Accountant and a Chartered Financial Analyst.

                                   HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              PERCENT OF
TEN LARGEST HOLDINGS                                          NET ASSETS
------------------------------------------------------------------------
MICROS Systems, Inc.  ............................................. 4.9%
  (Computers--Hardware)
Optimal Robotics, Corp.  ........................................... 4.3
  (Computers--Hardware)
Imax Corp.  ........................................................ 3.7
  (Manufacturing Specialized)
Bea Systems, Inc.  ................................................. 3.5
  (Computer--Software & Services)
International Aircraft Investors, Inc.  ............................ 3.3
  (Aerospace/Defense)
Emmis Communications Corp.  ........................................ 3.3
  (Broadcasting--Television, Radio & Cable)
US Foodservice, Inc.  .............................................. 2.9
  (Distributors--Food & Health)
Regis Corp.  ....................................................... 2.8
  (Retail--Specialty)
Timberline Software Corp.  ......................................... 2.7
  (Computers--Software & Services)
ACT Manufacturing .................................................. 2.6
  (Electronics--Component Distributors)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     MARKET CAPITALIZATION
 AS A PERCENTAGE OF NET ASSETS
Small-Cap:
Large (over $750 million)          4%
Medium ($250-$750 million)        44%
Small (under $250 million)        21%
Mid-Cap: ($1 billion-$4 billion)  26%
Large-Cap: (over $4 billion)       0%
Cash & Other:                      5%

                                                    SAFECO RESOURCE SERIES TRUST
--------------------------------------------------------------------------------

                                                        PORTFOLIO OF INVESTMENTS
                                                   SMALL COMPANY STOCK PORTFOLIO

                                                    VALUE
  SHARES                                          (000'S)
---------------------------------------------------------
COMMON STOCKS - 95.2%

AEROSPACE/DEFENSE - 3.3%
     73,950   *International Aircraft
              Investors, Inc.               $         462

AIR FREIGHT - 1.8%
      7,800   Air Express International
              Corp.                                   252

AIRLINES - 2.1%
     10,600   SkyWest, Inc.                           297

BANKS (REGIONAL) - 1.7%
     16,148   *Hanmi Bank (Los Angeles,
              CA)                                     242

BROADCASTING (TV, RADIO & CABLE) - 5.2%
      3,700   *Emmis Communications Corp.
              (Class A)                               461
     11,700   *Salem Communications Corp.
              (Class A)                               265

COMPUTERS (HARDWARE) - 9.5%
      1,000   *Apex, Inc.                              32
      9,300   *MICROS Systems, Inc.                   688
     16,400   *Optimal Robotics Corp.                 611

COMPUTERS (PERIPHERALS) - 3.8%
      4,400   *Circle.com                              54
        400   *Egreetings Network, Inc.                 4
      8,400   *GRIC Communications, Inc.              213
      5,500   *Integrated Measurement
              Systems,
              Inc.                                     78
      4,200   *Primus Knowledge
              Solutions, Inc.                         190

COMPUTERS (SOFTWARE & SERVICES) - 11.3%
      7,000   *BEA Systems, Inc.                      490
        500   *BSQUARE Corp.                           21
     13,000   *Ciber, Inc.                            357
      1,400   *Digimarc Corp.                          70
     17,700   *ITT Educational
              Services, Inc.                          273
     28,600   Timberline Software Corp.               384

DISTRIBUTORS (FOOD & HEALTH) - 2.9%
     24,000   *U.S. Foodservice                       402

ELECTRONICS (COMPONENT DISTRIBUTORS) - 2.6%
      9,800   *ACT Manufacturing, Inc.                367

                                                    VALUE
  SHARES                                          (000'S)
---------------------------------------------------------

ENGINEERING & CONSTRUCTION - 2.1%
     15,600   *Astec Industries, Inc.       $         293

FINANCIAL (DIVERSIFIED) - 1.5%
     17,300   *Hawthorne Financial Corp.              216

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 2.1%
      9,300   *SonoSite, Inc.                         294

INSURANCE (PROPERTY-CASUALTY) - 1.8%
     38,400   *American Safety Insurance
              Group, Ltd.                             252

MANUFACTURING (SPECIALIZED) - 3.7%
     18,800   *Imax Corp.                             515

OIL & GAS (DRILLING & EQUIPMENT) - 4.7%
     11,500   *Marine Drilling Co., Inc               258
      7,600   *Rowan Companies, Inc.                  165
     10,000   *UTI Energy Corp.                       231

OIL & GAS (EXPLORATION & PRODUCTION) - 0.5%
      4,000   *Chieftain
              International, Inc.                      69

REAL ESTATE INVESTMENT TRUST - 0.9%
      3,900   Alexandria Real Estate
              Equities, Inc.                          124

RESTAURANTS - 2.3%
     40,100   *Taco Cabana, Inc.
              (Class A)                               326

RETAIL (DEPARTMENT STORES) - 1.5%
     24,500   *Musicland Stores Corp.                 207

RETAIL (DISCOUNTERS) - 1.1%
     28,700   *OfficeMax, Inc.                        158

RETAIL (DRUG STORES) - 1.8%
     56,000   *Drug Emporium, Inc.                    248

RETAIL (FOOD CHAINS) - 1.5%
     18,300   Ingles Markets, Inc.                    204

RETAIL (SPECIALTY) - 2.8%
     20,600   Regis Corp.                             389

SERVICES (ADVERTISING/MARKETING) - 2.8%
     17,600   *Snyder
              Communications, Inc.                    339
      5,866   *Ventiv Health, Inc.                     54

                       SEE NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 1999
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
 SMALL COMPANY STOCK PORTFOLIO

                                                    VALUE
  SHARES                                          (000'S)
---------------------------------------------------------
SERVICES (COMMERCIAL & CONSUMER) - 10.4%
     16,850   Central Parking Corp.            $      322
     12,900   *Dollar Thrifty Automotive
              Group, Inc.                             309
      7,200   *N2H2, Inc.                             169
     14,950   *Rent-A-Center, Inc.                    296
     19,300   *Rent-Way, Inc.                         361

TEXTILES (APPAREL) - 1.5%
     14,100   *Cutter & Buck, Inc.                    213

TRUCKING - 6.0%
      7,000   *Landstar System, Inc.                  300
     24,600   Rollins Truck Leasing Corp.             294
     14,000   *Swift Transportation
              Co., Inc.                               247

WASTE MANAGEMENT - 2.0%
     12,700   Landauer, Inc.                          278
                                              -----------
TOTAL COMMON STOCKS                                13,344
                                              -----------

PREFERRED STOCKS - 1.7%

ELECTRIC COMPANIES - 0.9%
      1,700   Massachusetts Electric Co.              122

                                                    VALUE
  SHARES                                          (000'S)
---------------------------------------------------------

ENTERTAINMENT - 0.8%
     18,100   *Craig Corp. (Class A)        $         113
                                              -----------
TOTAL PREFERRED STOCKS                                235
                                              -----------

CASH EQUIVALENTS - 9.8%

FINANCIAL (DIVERSIFIED)
    680,000   PHH Corporation 7.00%,
              due 1/10/00                             679

INVESTMENT COMPANIES
    704,589   J.P. Morgan Institutional
              Prime Money Market                      705
                                              -----------
TOTAL CASH EQUIVALENTS                              1,384
                                              -----------
TOTAL INVESTMENTS - 106.7%                         14,963
Other Assets, less Liabilities                       (909)
                                              -----------
NET ASSETS                                    $    14,054
                                              -----------
                                              -----------

* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                           SAFECO RST BOND PORTFOLIO
                               December 31, 1999
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   The performance of the RST Bond Portfolio continued to lag Lehman Brothers Government/ Corporate Index for the fourth quarter with returns of -0.68% versus -0.41%. However, 1999 was the worst year for the bond market since 1994, and the only other year to post a negative annual return since 1973.

   Most of the Portfolio's underperformance in the year occurred during the first half of 1999--when I was optimistic. I thought economic growth would slow, inflation would remain low and bonds would be stable, and had positioned the portfolio accordingly. Consequently, the duration (sensitivity to changes in interest rates) of the portfolio was too high.

   The strength of the global economic recovery fueled domestic demand and added to our own economic growth. A reversal of the late 1998 flight to quality (demand for the safety of U.S. Treasuries) caused a sharp increase in yields and volatility in the market. Finally, even though actual inflation fell, fears of inflation caused the market to act as though inflation were rising.

   About halfway through the year, in order to soften the blow of increasing economic growth and higher interest rates, I reduced the portfolio's duration and increased its yield. As a result, our relative and absolute performance improved.

   I intend to maintain the Portfolio's defensive posture until we have concrete signs that higher interest rates are finally slowing the economy. In the meantime, I see robust growth prompting the Federal Reserve to "tap on the brakes" with a couple of rate increases. This
                           [PHOTO OF MICHAEL HUGHES]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
PERFORMANCE OVERVIEW


         AVERAGE ANNUAL TOTAL RETURN FOR THE
           PERIODS ENDED DECEMBER 31, 1999             1 YEAR   5 YEAR   10 YEAR
SAFECO RST Bond Portfolio                               -3.99%    6.08%    6.46%
Lehman Government/Corporate Index                       -2.15%    7.61%    7.65%
Lipper, Inc. Variable Annuity General Bond Portfolios    0.79%    7.84%    7.42%


INVESTMENT VALUE  SAFCO RST BOND PORTFOLIO  LEHMAN G/C INDEX
12/31/89                           $10,000           $10,000
1/31/90                              9,931             9,863
2/28/90                              9,971             9,885
3/31/90                             10,000             9,886
4/30/90                              9,951             9,794
5/31/90                             10,157            10,079
6/30/90                             10,275            10,242
7/31/90                             10,403            10,369
8/31/90                             10,363            10,219
9/30/90                             10,383            10,304
10/31/90                            10,472            10,440
11/30/90                            10,599            10,667
12/31/90                            10,657            10,828
1/31/91                             10,731            10,950
2/28/91                             10,826            11,044
3/31/91                             10,900            11,120
4/30/91                             11,027            11,248
5/31/91                             11,111            11,301
6/30/91                             11,079            11,288
7/31/91                             11,217            11,430
8/31/91                             11,428            11,693
9/30/91                             11,597            11,938
10/31/91                            11,734            12,044
11/30/91                            11,840            12,164
12/31/91                            12,147            12,575
1/31/92                             12,069            12,388
2/29/92                             12,069            12,454
3/31/92                             11,990            12,386
4/30/92                             12,080            12,460
5/31/92                             12,282            12,701
6/30/92                             12,462            12,888
7/31/92                             12,755            13,217
8/31/92                             12,845            13,335
9/30/92                             13,103            13,517
10/31/92                            12,845            13,311
11/30/92                            12,766            13,299
12/31/92                            12,976            13,528
1/31/93                             13,264            13,822
2/28/93                             13,552            14,109
3/31/93                             13,624            14,157
4/30/93                             13,732            14,266
5/31/93                             13,708            14,258
6/30/93                             13,960            14,582
7/31/93                             14,020            14,675
8/31/93                             14,343            15,012
9/30/93                             14,427            15,064
10/31/93                            14,499            15,126
11/30/93                            14,271            14,955
12/31/93                            14,345            15,020
1/31/94                             14,551            15,246
2/28/94                             14,190            14,915
3/31/94                             13,893            14,550
4/30/94                             13,803            14,429
5/31/94                             13,803            14,403
6/30/94                             13,790            14,369
7/31/94                             13,958            14,656
8/31/94                             14,009            14,662
9/30/94                             13,880            14,440
10/31/94                            13,880            14,424
11/30/94                            13,867            14,398
12/31/94                            13,924            14,493
1/31/95                             14,115            14,772
2/28/95                             14,347            15,114
3/31/95                             14,429            15,215
4/30/95                             14,620            15,428
5/31/95                             15,166            16,074
6/30/95                             15,289            16,203
7/31/95                             15,180            16,140
8/31/95                             15,385            16,347
9/30/95                             15,549            16,513
10/31/95                            15,808            16,755
11/30/95                            16,122            17,031
12/31/95                            16,413            17,282
1/31/96                             16,456            17,390
2/29/96                             16,064            17,021
3/31/96                             15,905            16,878
4/30/96                             15,890            16,762
5/31/96                             15,919            16,734
6/30/96                             16,035            16,957
7/31/96                             16,079            16,997
8/31/96                             16,108            16,955
9/30/96                             16,268            17,256
10/31/96                            16,456            17,659
11/30/96                            16,659            17,984
12/31/96                            16,501            17,784
1/31/97                             16,547            17,805
2/28/97                             16,501            17,842
3/31/97                             16,302            17,630
4/30/97                             16,501            17,888
5/31/97                             16,624            18,055
6/30/97                             16,823            18,272
7/31/97                             17,299            18,831
8/31/97                             17,100            18,619
9/30/97                             17,376            18,912
10/31/97                            17,652            19,215
11/30/97                            17,668            19,316
12/31/97                            17,889            19,519
1/31/98                             18,197            19,794
2/28/98                             18,132            19,754
3/31/98                             18,180            19,815
4/30/98                             18,245            19,914
5/31/98                             18,472            20,128
6/30/98                             18,667            20,333
7/31/98                             18,650            20,349
8/31/98                             19,088            20,747
9/30/98                             19,590            21,340
10/31/98                            19,380            21,190
11/30/98                            19,412            21,316
12/31/98                            19,482            21,368
1/31/99                             19,584            21,520
2/28/99                             19,055            21,008
3/31/99                             19,123            21,113
4/30/99                             19,157            21,165
5/31/99                             18,884            20,947
6/30/99                             18,747            20,881
7/31/99                             18,679            20,824
8/31/99                             18,645            20,807
9/30/99                             18,833            20,994
10/31/99                            18,850            21,049
11/30/99                            18,833            21,037
12/31/99                            18,705            20,909

Performance represents the performance of the Bond
Portfolio, but does not include deductions for administration charges, contingent deferred sales charges, or mortality and expense risk premiums.
The performance of the Portfolio assumes the reinvestment of all dividends and capital gains. The Lehman Gov't / Corp. Index is a representative total return benchmark for the Portfolio. Investment management fees have been applied to the calculation of Portfolio performance, but not to the index. If portfolio investment management fees had been applied to the index, the index values would have been lower. Investment returns are historical and not predictive of future performance. Portfolio share prices and investment returns will fluctuate.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

should result in slightly higher interest rates, a flatter or possibly inverted yield curve and, finally, a slower economy.

Michael Hughes

-------------------------------------------

Michael Hughes joined SAFECO as portfolio manager in January 1997. He began his investment career in 1983. He graduated magna cum laude with a B.S. in finance from University of Colorado in Boulder and holds an M.B.A. from the University of Southern California in Los Angeles. He is a Chartered Financial Analyst.
                                   HIGHLIGHTS
-------------------------------------------

                                    PERCENT OF
TEN LARGEST HOLDINGS                NET ASSETS
----------------------------------------------
U.S. Treasury Note, 7.50%, due
  11/15/16 ............................. 18.9%
U.S. Treasury Note, 5.375%, due
  6/30/00 ................................ 7.2
US Treasury Note, 5.875%, due 9/30/02 .... 4.1
Ford Motor Credit Co., 7.375,
  due 10/28/09 ........................... 3.1
GNMA (Pool 467760), 7.00%, due 4/15/28 ... 3.1
Citicorp Mortgage Security, 6.50%,
  due 6/25/29 ........................... 2.8
National Fuel Gas Co., 6.00%, due
  3/01/09 ................................ 2.8
FNMA (Pool 313386), 7.00%, due 3/01/12 ... 2.8
Hertz Corp., 7.00%, due 7/01/04 .......... 2.7
US Treasury Note, 4.25%, due 11/15/03 .... 2.6

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  PORTFOLIO CREDIT QUALITY
AS A PERCENTAGE OF NET ASSETS
AAA/U.S. Gov't/Agency          68%
AA                              7%
A                              23%
Cash and Other Assets           2%

                                                    SAFECO RESOURCE SERIES TRUST
--------------------------------------------------------------------------------

                                                        PORTFOLIO OF INVESTMENTS
                                                                  BOND PORTFOLIO

 PRINCIPAL
  AMOUNT                                            VALUE
  (000'S)                                         (000'S)
---------------------------------------------------------

ASSET BACKED SECURITIES - 9.8%

ELECTRIC COMPANIES - 1.6%
       $485   ComEd Transitional Funding
              Trust 5.63%, due 6/25/09         $      449

FINANCIAL (DIVERSIFIED) - 6.9%
         29   Chevy Chase Auto Receivables
              Trust (Class A)
              6.60%, due 12/15/02                      29
        888   Citicorp Mortgage
              Securities,
              Inc.
              6.50%, due 6/25/29                      796
        570   First USA Credit Card Master
              Trust 5.28%, due 9/18/06                537
        575   Fleet Credit Card Master
              6.90%, due 4/16/07                      573

TRUCKING - 1.3%
        360   Ryder Vehicle Lease
              6.89%, due 4/15/05                      357
                                              -----------
TOTAL ASSET BACKED SECURITIES                       2,741
                                              -----------

CORPORATE BONDS - 29.6%

AIR FREIGHT - 2.6%
        775   Federal Express Corp.
              6.845%, due 1/15/19                     721

BANKS (MAJOR REGIONAL) - 1.6%
        460   Bank of America Corp.
              6.625%, due 6/15/04                     449

CANADIAN PROVINCES - 0.9%
        250   Manitoba (Province)
              7.75%, due 2/01/02                      249

ELECTRIC COMPANIES - 2.0%
        545   Central Power & Light Co.
              7.50%, due 12/01/02                     550

 PRINCIPAL
  AMOUNT                                            VALUE
  (000'S)                                         (000'S)
---------------------------------------------------------

FINANCIAL (DIVERSIFIED) - 10.9%
       $725   CIT Group, Inc.
              5.57%, due 12/08/03              $      683
        895   Ford Motor Credit Co.
              7.375%, due 10/28/09                    884
        300   General Motors Acceptance
              Corp.
              5.95%, due 3/14/03                      289
        755   Hertz Corp.
              7.00%, due 7/01/04                      746
        535   Sears Roebuck Acceptance
              Corp.
              6.25%, due 5/01/09                      471

MANUFACTURING (DIVERSIFIED) - 2.3%
        675   Tyco International Group SA
              6.375%, due 6/15/05                     633

NATURAL GAS - 2.8%
        905   National Fuel Gas Co.
              6.00%, due 3/01/09                      795

PUBLISHING (NEWSPAPERS) - 2.4%
        680   Times-Mirror Co.
              6.65%, due 10/15/01                     676

RETAIL (GENERAL MERCHANDISE) - 3.3%
        250   Dayton Hudson Corp.
              9.40%, due 2/15/01                      256
        680   Wal-Mart Stores, Inc.
              6.15%, due 8/10/01                      675

TELEPHONE - 0.8%
        115   AT&T Corp.
              5.625%, due 3/15/04                     109
        145   AT&T Corp.
              6.50%, due 3/15/29                      124
                                              -----------
TOTAL CORPORATE BONDS                               8,310
                                              -----------

MORTGAGE BACKED SECURITIES - 15.7%

FEDERAL HOME LOAN MORTGAGE CORP.
(FHLMC) - 2.2%
        614   7.50%, due 10/01/29                     608

                       SEE NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 1999
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
 BOND PORTFOLIO

 PRINCIPAL
  AMOUNT                                            VALUE
  (000'S)                                         (000'S)
---------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
(FNMA) - 8.8%
       $235   6.00%, due 1/01/29               $      215
        800   7.00%, due 3/01/12                      793
        717   8.00%, due 2/15/29                      722
        283   8.00%, due 4/01/08                      287
        423   9.50%, due 2/01/21                      449

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
(GNMA) - 4.7%
        910   7.00%, due 4/15/28                      880
        435   7.75%, due 10/15/29                     436
                                              -----------
TOTAL MORTGAGE BACKED SECURITIES                    4,390
                                              -----------

U.S. GOVERNMENT OBLIGATIONS - 42.5%

U.S. FEDERAL AGENCY NOTES - 7.0%
        525   5.125%, due 2/13/04                     493
        595   6.00%, due 8/15/02                      586
        440   6.375%, due 6/15/09                     419
        500   6.875%, due 11/22/06                    484

 PRINCIPAL
  AMOUNT                                            VALUE
  (000'S)                                         (000'S)
---------------------------------------------------------

U.S. TREASURY NOTES - 35.5%
    $   795   4.25%, due 11/15/03              $      738
      2,015   5.375%, due 6/30/00                   2,011
      1,165   5.875%, due 9/30/02                   1,152
         95   6.375%, due 8/15/02                      95
        385   6.50%, due 10/15/06                     384
        285   6.50%, due 8/15/05                      285
      4,970   7.50%, due 11/15/16                   5,316
                                              -----------
TOTAL U.S. GOVERNMENT OBLIGATIONS                  11,963
                                              -----------

CASH EQUIVALENTS - 1.5%

INVESTMENT COMPANIES
        432   J.P. Morgan Institutional
              Prime Money Market                      432
                                              -----------
TOTAL CASH EQUIVALENTS                                432
                                              -----------
TOTAL INVESTMENTS - 99.1%                          27,836
Other Assets, less Liabilities                        295
                                              -----------
NET ASSETS                                    $    28,131
                                              -----------
                                              -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                       SAFECO RST MONEY MARKET PORTFOLIO
                               December 31, 1999
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   The SAFECO RST Money Market Portfolio 12-month return of 4.63% was slightly lower than the average variable money market portfolio, according to Lipper, Inc., but was significantly higher than the 2.7% yearly increase in the Consumer Price Index.

   Our performance is mostly attributable to shortening the average maturity of the Portfolio and holding "floaters." (See discussion below.)

   Facing the risk that the Fed might raise short-term interest rates, I significantly shortened the average maturity of the Portfolio from a high of 87 days in May to 41 days at year-end. Indeed, the Fed raised rates three times during the year from 4.75% to 5.50%. The most recent raise was in November. Being shorter than the 53-day maturity of the average money fund reported by IBC Financial Data has enabled me to capture higher rates a bit sooner than my peers. For example, three-month commercial paper rates rose from a low of 4.73% in April to 5.75% at year-end. Very close to Y2K, I was able to reinvest in commercial paper at yields in the 6% range.
                             [PHOTO OF NAOMI URATA]

   I bought several corporate floaters that change yields as rates rise. The Portfolio also owns a taxable municipal seven-day floater that is even more sensitive to rate changes, and yield 10 to 25 basis points higher than similarly rated 30-day commercial paper. At year-end, rates on our taxable municipals spiked as high as 7.85%, albeit only for a week. These investments are particularly favorable in a Fed-tightening environment, as they capture any rate increases within seven days.

   As the economy continues at a strong pace with low unemployment and hints of rising inflation, the Fed is likely to raise rates again. In anticipation, the market has already priced

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
PERFORMANCE OVERVIEW


         AVERAGE ANNUAL TOTAL RETURN FOR THE
           PERIODS ENDED DECEMBER 31, 1999             1 YEAR   5 YEAR   10 YEAR
SAFECO RST Money Market Portfolio                        4.63%    5.03%    4.81%
Lipper, Inc. Variable Annuity Money Market Portfolios    4.78%    5.13%    4.92%

        INVESTMENT VALUE
SAFECO RST MONEY MARKET PORTFOLIO
12/31/89                           $10,000
1/31/90                            $10,071
2/28/90                            $10,130
3/31/90                            $10,194
4/30/90                            $10,261
5/31/90                            $10,328
6/30/90                            $10,391
7/31/90                            $10,459
8/31/90                            $10,525
9/30/90                            $10,585
10/31/90                           $10,653
11/30/90                           $10,719
12/31/90                           $10,786
1/31/91                            $10,850
2/28/91                            $10,904
3/31/91                            $10,956
4/30/91                            $11,014
5/31/91                            $11,066
6/30/91                            $11,109
7/31/91                            $11,164
8/31/91                            $11,215
9/30/91                            $11,265
10/31/91                           $11,312
11/30/91                           $11,353
12/31/91                           $11,398
1/31/92                            $11,435
2/29/92                            $11,466
3/31/92                            $11,501
4/30/92                            $11,533
5/31/92                            $11,564
6/30/92                            $11,600
7/31/92                            $11,635
8/31/92                            $11,664
9/30/92                            $11,688
10/31/92                           $11,713
11/30/92                           $11,741
12/31/92                           $11,769
1/31/93                            $11,796
2/28/93                            $11,820
3/31/93                            $11,847
4/30/93                            $11,872
5/31/93                            $11,894
6/30/93                            $11,923
7/31/93                            $11,948
8/31/93                            $11,975
9/30/93                            $11,999
10/31/93                           $12,023
11/30/93                           $12,049
12/31/93                           $12,076
1/31/94                            $12,104
2/28/94                            $12,128
3/31/94                            $12,155
4/30/94                            $12,184
5/31/94                            $12,219
6/30/94                            $12,255
7/31/94                            $12,293
8/31/94                            $12,337
9/30/94                            $12,378
10/31/94                           $12,422
11/30/94                           $12,465
12/31/94                           $12,517
1/31/95                            $12,578
2/28/95                            $12,632
3/31/95                            $12,689
4/30/95                            $12,748
5/31/95                            $12,813
6/30/95                            $12,869
7/31/95                            $12,930
8/31/95                            $12,984
9/30/95                            $13,036
10/31/95                           $13,102
11/30/95                           $13,161
12/31/95                           $13,213
1/31/96                            $13,275
2/29/96                            $13,322
3/31/96                            $13,372
4/30/96                            $13,425
5/31/96                            $13,482
6/30/96                            $13,530
7/31/96                            $13,588
8/31/96                            $13,643
9/30/96                            $13,700
10/31/96                           $13,752
11/30/96                           $13,807
12/31/96                           $13,865
1/31/97                            $13,923
2/28/97                            $13,972
3/31/97                            $14,025
4/30/97                            $14,085
5/31/97                            $14,142
6/30/97                            $14,204
7/31/97                            $14,264
8/31/97                            $14,319
9/30/97                            $14,382
10/31/97                           $14,446
11/30/97                           $14,503
12/31/97                           $14,570
1/31/98                            $14,628
2/28/98                            $14,684
3/31/98                            $14,744
4/30/98                            $14,802
5/31/98                            $14,855
6/30/98                            $14,919
7/31/98                            $14,981
8/31/98                            $15,035
9/30/98                            $15,097
10/31/98                           $15,163
11/30/98                           $15,227
12/31/98                           $15,291
1/31/99                            $15,342
2/28/99                            $15,398
3/31/99                            $15,455
4/30/99                            $15,512
5/31/99                            $15,564
6/30/99                            $15,618
7/31/99                            $15,677
8/31/99                            $15,737
9/30/99                            $15,799
10/31/99                           $15,861
11/30/99                           $15,924
12/31/99                           $16,000

Performance represents the performance of the Money
Market Portfolio but does not include deductions for administration charges, contingent deferred sales charges, or mortality and expense risk premiums.
Performance of the Portfolio assumes the reinvestment of all dividends.
The Money Market Portfolio seeks to maintain a $1.00 per share net asset value. Shares of the Money Market Portfolio are neither insured nor guaranteed by the U.S. Government. There is no assurance that the Money Market Portfolio will maintain a stable $1.00 per share net asset value.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

0.5% of tightening into short-term rates. I will maintain a short average maturity until I see signs that rates have stabilized, and will continue to seek yield while working to maintain safety in volatile market conditions.

Naomi Urata
-------------------------------------------

Naomi Urata joined SAFECO in 1993 as a fixed-income analyst and began managing the Money Market Portfolio in August of 1994. She holds a Master in Management from Yale University and is a Chartered Financial Analyst.

                                                    SAFECO RESOURCE SERIES TRUST
--------------------------------------------------------------------------------

                                                        PORTFOLIO OF INVESTMENTS
                                                          MONEY MARKET PORTFOLIO

 PRINCIPAL
  AMOUNTS                                           VALUE
  (000'S)                                         (000'S)
---------------------------------------------------------
COMMERCIAL PAPER - 43.8%

CONSUMER FINANCE - 12.7%
     $1,300   Aristar, Inc.
              5.85%, due 2/04/00               $    1,293
      1,200   Homeside Lending, Inc.
              6.50%, due 1/24/00                    1,196
      1,200   Household Financial
              6.45%, due 1/05/00                    1,200

FINANCIAL (DIVERSIFIED) - 14.4%
        500   General Electric Capital
              5.25%, due 1/24/00                      498
      1,200   Moat Funding LLC
              6.55%, due 1/12/00                    1,198
      1,300   New Center Asset Trust
              6.45%, due 1/20/00                    1,296
      1,200   PHH Corporation
              6.38%, due 1/10/00                    1,199

INVESTMENT BANKING & BROKERAGE - 4.4%
      1,300   Merrill Lynch
              5.55%, due 1/28/00                    1,295

OIL (INTERNATIONAL INTEGRATED) - 4.1%
      1,200   BP Amoco Capital
              6.53%, due 1/06/00                    1,199

TELECOMMUNICATIONS (LONG DISTANCE) - 4.1%
      1,200   MCI Capital Corp.
              6.55%, due 1/26/00                    1,195

TRUCKS & PARTS - 4.1%
      1,200   Cooperative Association
              of Tractor Dealers
              6.70%, due 1/14/00                    1,198
                                              -----------
TOTAL COMMERCIAL PAPER                             12,767
                                              -----------

CORPORATE BONDS - 42.7%

BANKS (MAJOR REGIONAL) - 3.4%
      1,000   Continental Bank Corp.
              6.445%, due 5/18/00                   1,001

 PRINCIPAL
  AMOUNTS                                           VALUE
  (000'S)                                         (000'S)
---------------------------------------------------------

BANKS (REGIONAL) - 5.1%
     $1,500   American Express Centurion
              Bank
              5.70%, due 4/24/00
              Put Date 1/01/00                $     1,500

CONSUMER FINANCE - 3.5%
      1,000   Countrywide Funding Corp.
              7.32%, due 8/15/00                    1,007

FINANCIAL (DIVERSIFIED) - 10.0%
      1,400   Finova Capital Corp.
              8.00%, due 2/01/00                    1,403
        500   Heller Financial, Inc.
              5.625%, due 3/15/00                     500
      1,000   #Textron Financial Corp.
              (144A)
              5.92%, due 5/12/00
              Put Date 1/01/00                      1,000

INSURANCE (LIFE & HEALTH) - 4.5%
      1,300   First Allamerica Financal
              6.235%, due 8/05/04
              Put Date 2/03/00                      1,300

INVESTMENT BANKING & BROKERAGE - 12.8%
        500   #Goldman Sachs Group,
              L.P. (144A)
              5.15%, due 4/19/00                      500
      1,000   #Goldman Sachs Group,
              L.P. (144A)
              6.20125%, due 1/12/01
              Put Date 1/15/00                      1,000
      1,330   Lehman Brothers
              Holdings, Inc.
              6.15%, due 3/15/00                    1,332
        900   Morgan Stanley Dean Witter
              Co.
              5.61125%, due 3/13/01
              Put Date 12/12/00                       900

TOBACCO - 3.4%
      1,000   Philip Morris Cos., Inc.
              9.25%, due 2/15/00                    1,005
                                              -----------
TOTAL CORPORATE BONDS                              12,448
                                              -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 1999
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
 MONEY MARKET PORTFOLIO

 PRINCIPAL
  AMOUNTS                                           VALUE
  (000'S)                                         (000'S)
---------------------------------------------------------
MUNICIPAL BONDS - 3.4%

RETAIL (GENERAL MERCHANDISE) - 3.4%
     $1,000   Racetrac Capital, LLC
              6.49%, due 4/01/18
              Put Date 1/05/00                $     1,000
                                              -----------
TOTAL MUNICIPAL BONDS                               1,000
                                              -----------

CASH EQUIVALENTS - 8.1%

INVESTMENT COMPANIES
        894   AIM Short-Term Investments
              Co.                                     894

LIQUID ASSETS MONEY MARKET PORTFOLIO
(INSTITUTIONAL SHARES)
      1,453   J.P. Morgan Institutional
              Prime Money Market                    1,453
                                              -----------
TOTAL CASH EQUIVALENTS                              2,347
                                              -----------
TOTAL INVESTMENTS - 98.0%                          28,562
                                              -----------
Other Assets, less Liabilities                        573
                                              -----------
NET ASSETS                                    $    29,135
                                              -----------
                                              -----------

  If a Put date is indicated, the Portfolio has a right to sell a specified underlying security at an exercise price equal to the amortized cost of the underlying security plus interest, if any, as of that date.
  Securities with a maturity of more than thirteen months have variable rates and/or demand features which qualify them as short-term securities. Rates shown are those in effect on 12/31/99. These rates change periodically based on specified market rate or indices.
# Securities are exempt from registration and restricted as to resale only to dealers, or through a dealer to an "accredited investor" or a "qualified institutional buyer". The total cost of such securities is $2,500,000 and the total value is 8.6% of net assets.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      STATEMENT OF ASSETS AND LIABILITIES
                          SAFECO Resource Series Trust
                            As of December 31, 1999

                                                                                                     PORTFOLIOS
(In Thousands,                         ------------------------------------------------------------------------
Except Per-Share Amounts)                EQUITY      GROWTH     NORTHWEST     SMALL CO.        BOND        MMKT
---------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at cost                 $460,540    $327,603    $  32,481      $ 13,110     $ 29,091    $ 28,562
                                       ========    ========    =========      ========     ========    ========
  Investments, at value
    Unaffiliated issuers               $647,191    $311,348    $  48,389      $ 14,963     $ 27,836    $ 28,562
    Affiliated issuers                       --      36,465           --            --           --          --
                                       --------    --------    ---------      --------     --------    --------
      Total investments at value        647,191     347,813       48,389        14,963       27,836      28,562
  Receivables:
    Dividends and interest                  672         227           17            10          316         241
    Capital stock sold                      222          43          183             1            1         370
    Other                                    --          --            5            25           --           1
                                       --------    --------    ---------      --------     --------    --------
      Total assets                      648,085     348,083       48,594        14,999       28,153      29,174

LIABILITIES:
  Investment securities purchased            --       1,801          316           935           --          --
  Capital stock redeemed                    545         332          325            --            3          16
  Investment advisory fees                  456         216           29            10           19          15
  Dividends payable                          --          --           --            --           --           8
  Other                                       6           9           --            --           --          --
                                       --------    --------    ---------      --------     --------    --------
      Total liabilities                   1,007       2,358          670           945           22          39
                                       --------    --------    ---------      --------     --------    --------
NET ASSETS                             $647,078    $345,725    $  47,924      $ 14,054     $ 28,131    $ 29,135
                                       ========    ========    =========      ========     ========    ========
Net assets consist of:
  Accumulated net realized (loss)
    on investment transactions         $     --    $ (1,253)   $      --      $ (2,281)    $ (1,277)   $     --
  Net unrealized appreciation
    (depreciation)                      186,651      20,210       15,908         1,853       (1,255)         --
  Paid in capital (par value $.001,
    unlimited shares authorized)        460,427     326,768       32,016        14,482       30,663      29,135
                                       --------    --------    ---------      --------     --------    --------
  Net assets                           $647,078    $345,725    $  47,924      $ 14,054     $ 28,131    $ 29,135
                                       ========    ========    =========      ========     ========    ========
TRUST SHARES OUTSTANDING                 20,858      15,366        2,113         1,234        2,722      29,135
                                       ========    ========    =========      ========     ========    ========
NET ASSET VALUE PER SHARE
  (Net assets divided by Trust
    shares outstanding)                $  31.02    $  22.50    $   22.68      $  11.39     $  10.33    $   1.00
                                       ========    ========    =========      ========     ========    ========

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS
                          SAFECO Resource Series Trust
                      For the Year Ended December 31, 1999

                                                                                                   PORTFOLIOS
                                           ------------------------------------------------------------------
                                            EQUITY      GROWTH    NORTHWEST    SMALL CO.       BOND      MMKT
(In Thousands)
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                                $ 8,921    $  1,005    $     145    $     42     $    --    $   --
  Interest                                     921          50           34          50       1,864     1,472
                                           -------    --------    ---------    --------     -------    ------
    Total investment income                  9,842       1,055          179          92       1,864     1,472
EXPENSES:
  Investment advisory fees                   4,638       2,368          219          97         220       180
  Legal and auditing fees                       25          22           16          18          18        19
  Custodian fees                                37          29            5           5           6         6
  Trustees fees                                  8           7            6           6           6         6
  Other                                         79          89            5          12          22         7
                                           -------    --------    ---------    --------     -------    ------
    Total expenses before reimbursement      4,787       2,515          251         138         272       218
  Expense reimbursement                         --          --           --         (30)         --        --
                                           -------    --------    ---------    --------     -------    ------
    Total expenses after reimbursement       4,787       2,515          251         108         272       218

NET INVESTMENT INCOME (LOSS)                 5,055      (1,460)         (72)        (16)      1,592     1,254
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
NET REALIZED GAIN (LOSS) FROM:
  Investments in unaffiliated issuers       29,280       2,571        3,868      (1,273)     (1,276)       --
  Investments in affiliated issuers             --      (3,827)          --          --          --        --
                                           -------    --------    ---------    --------     -------    ------
    Total net realized gain (loss)          29,280      (1,256)       3,868      (1,273)     (1,276)       --
  Net change in unrealized appreciation
    (depreciation)                          20,195      17,800       10,965       3,170      (1,542)       --
                                           -------    --------    ---------    --------     -------    ------
NET GAIN (LOSS) ON INVESTMENTS              49,475      16,544       14,833       1,897      (2,818)       --
                                           -------    --------    ---------    --------     -------    ------
  Net change in net assets resulting
    from operations                        $54,530    $ 15,084    $  14,761    $  1,881     $(1,226)   $1,254
                                           =======    ========    =========    ========     =======    ======

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      This page left blank intentionally.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
                          SAFECO Resource Series Trust

                                                                                  PORTFOLIOS
                                          --------------------------------------------------
                                                            EQUITY                    GROWTH
                                          ------------------------  ------------------------
                                            YEAR ENDED DECEMBER 31    YEAR ENDED DECEMBER 31
(IN THOUSANDS)                                   1999         1998         1999         1998
--------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)               $  5,055     $  4,486     $ (1,460)    $ (1,507)
  Net realized gain (loss) on investment
    transactions                             29,280       21,747       (1,256)      37,143
  Net change in unrealized appreciation
    (depreciation)                           20,195       76,782       17,800      (39,098)
                                           --------     --------     --------     --------
  Net change in net assets resulting
    from operations                          54,530      103,015       15,084       (3,462)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                      (5,098)      (4,431)          --      (35,629)
  Net realized gain on investments          (29,266)     (21,763)          --           --
  Paid in capital                                --           --           --       (1,507)
                                           --------     --------     --------     --------
    Total distributions                     (34,364)     (26,194)          --      (37,136)

NET TRUST SHARE TRANSACTIONS                 69,598       91,237      (25,766)     156,605
                                           --------     --------     --------     --------

TOTAL CHANGE IN NET ASSETS                   89,764      168,058      (10,682)     116,007

NET ASSETS AT BEGINNING OF PERIOD           557,314      389,256      356,407      240,400
                                           --------     --------     --------     --------

NET ASSETS AT END OF PERIOD                $647,078     $557,314     $345,725     $356,407
                                           ========     ========     ========     ========
--------------------------------------------------------------------------------------------
OTHER INFORMATION

INCREASE (DECREASE) IN FUND SHARES AND AMOUNTS

SHARES:
Sales                                         6,829        6,552        5,871       10,113
  Reinvestments                               1,108          874           --        1,743
  Redemptions                                (5,675)      (4,291)      (7,240)      (5,418)
                                           --------     --------     --------     --------
    Net Change                                2,262        3,135       (1,369)       6,438

AMOUNTS:
Sales                                      $215,939     $184,473     $116,742     $250,827
  Reinvestments                              34,364       26,194           --       37,135
  Redemptions                              (180,705)    (119,430)    (142,508)    (131,357)
                                           --------     --------     --------     --------
    Net Change                             $ 69,598     $ 91,237     $(25,766)    $156,605
                                           ========     ========     ========     ========

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                                            PORTFOLIOS
                                          ----------------------------------------------------------------------------
                                                         NORTHWEST                 SMALL CO.                      BOND
                                          ------------------------  ------------------------  ------------------------
                                            YEAR ENDED DECEMBER 31    YEAR ENDED DECEMBER 31    YEAR ENDED DECEMBER 31
                                                 1999         1998         1999         1998         1999         1998
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)                $   (72)     $   (73)     $   (16)     $   (40)     $ 1,592      $ 1,247
  Net realized gain (loss) on investment
    transactions                              3,868         (809)      (1,273)      (1,008)      (1,276)         836
  Net change in unrealized appreciation
    (depreciation)                           10,965        1,145        3,170       (2,360)      (1,542)        (207)
                                            -------      -------      -------      -------      -------      -------
  Net change in net assets resulting
    from operations                          14,761          263        1,881       (3,408)      (1,226)       1,876

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                          --           --           --           --       (1,591)      (1,248)
  Net realized gain on investments           (2,987)          --           --           --          (13)        (288)
  Paid in capital                                --           --           --           --           --           --
                                            -------      -------      -------      -------      -------      -------
    Total distributions                      (2,987)          --           --           --       (1,604)      (1,536)

NET TRUST SHARE TRANSACTIONS                 11,563        4,529          393        4,938          844       11,896
                                            -------      -------      -------      -------      -------      -------

TOTAL CHANGE IN NET ASSETS                   23,337        4,792        2,274        1,530       (1,986)      12,236

NET ASSETS AT BEGINNING OF PERIOD            24,587       19,795       11,780       10,250       30,117       17,881
                                            -------      -------      -------      -------      -------      -------

NET ASSETS AT END OF PERIOD                 $47,924      $24,587      $14,054      $11,780      $28,131      $30,117
                                            =======      =======      =======      =======      =======      =======
----------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
INCREASE (DECREASE) IN FUND SHARES AND AMOUNTS

SHARES:
Sales                                           889          690          369          680          946        1,518
  Reinvestments                                 132           --           --           --          155          135
  Redemptions                                  (480)        (420)        (328)        (318)      (1,019)        (632)
                                            -------      -------      -------      -------      -------      -------
    Net Change                                  541          270           41          362           82        1,021

AMOUNTS:
Sales                                       $17,365      $10,765      $ 3,458      $ 8,662      $10,490      $17,725
  Reinvestments                               2,987           --           --           --        1,604        1,536
  Redemptions                                (8,789)      (6,236)      (3,065)      (3,724)     (11,250)      (7,365)
                                            -------      -------      -------      -------      -------      -------
    Net Change                              $11,563      $ 4,529      $   393      $ 4,938      $   844      $11,896
                                            =======      =======      =======      =======      =======      =======

                                                       PORTFOLIOS
                                          -----------------------
                                                             MMKT
                                          -----------------------
                                           YEAR ENDED DECEMBER 31
                                                1999         1998
----------------------------------------  -----------------------
OPERATIONS:
Net investment income (loss)               $ 1,254     $  1,145
  Net realized gain (loss) on investment
    transactions                                --           --
  Net change in unrealized appreciation
    (depreciation)                              --           --
                                           -------     --------
  Net change in net assets resulting
    from operations                          1,254        1,145
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                     (1,254)      (1,145)
  Net realized gain on investments              --           --
  Paid in capital                               --           --
                                           -------     --------
    Total distributions                     (1,254)      (1,145)
NET TRUST SHARE TRANSACTIONS                 1,512        9,866
                                           -------     --------
TOTAL CHANGE IN NET ASSETS                   1,512        9,866
NET ASSETS AT BEGINNING OF PERIOD           27,623       17,757
                                           -------     --------
NET ASSETS AT END OF PERIOD                $29,135     $ 27,623
                                           =======     ========
----------------------------------------
OTHER INFORMATION
INCREASE (DECREASE) IN FUND SHARES AND A
SHARES:
Sales                                       73,527      102,117
  Reinvestments                              1,363        1,028
  Redemptions                              (73,378)     (93,279)
                                           -------     --------
    Net Change                               1,512        9,866
AMOUNTS:
Sales                                      $73,527     $102,117
  Reinvestments                              1,363        1,028
  Redemptions                              (73,378)     (93,279)
                                           -------     --------
    Net Change                             $ 1,512     $  9,866
                                           =======     ========

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

1.  GENERAL
   SAFECO Resource Series Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is comprised of the Equity, Growth, Northwest, Small Company Stock (SMALL Co.), Bond and Money Market (MMKT) Portfolios. Each of the six Portfolios has different investment objectives. Shares of the Trust Portfolios are available only as funding vehicles for certain variable annuity and variable life products sold by SAFECO Life Insurance Company and other insurance companies.

2.  SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.
   ESTIMATES. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
   SECURITY VALUATION. Equity securities in the Equity, Growth, Northwest and Small Company Portfolios traded on a national exchange or over-the-counter are valued at the last reported sales price, unless there are no transactions in which case they are valued at the last reported bid price. Fixed income securities in the Bond Portfolio are stated on the basis of valuations provided by a pricing service, which uses information with respect to transactions in securities, quotations from securities dealers, market transactions in comparable securities and various relationships between securities in determining value. For the Money Market Portfolio, short-term securities purchased at par are valued at cost. Other short-term securities are valued at amortized cost. For all Portfolios, temporary investments in other mutual funds are valued at net asset value.
   SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on investment transactions are determined using the identified cost method.
   INCOME RECOGNITION. Interest is accrued on Portfolio Investments daily. Dividend income, less foreign taxes withheld (if any), is recorded on the ex-dividend date.
   DIVIDENDS TO SHAREHOLDERS. In the Equity, Growth, Northwest, Small Company Stock and Bond Portfolios, dividends to shareholders from net investment income and realized gains are recorded on the last business day of December each year. In the Money Market Portfolio, dividends to shareholders from net investment income are declared as of the close of each business day and payment is made as of the last business day of each month.
   Income dividends and capital gain distributions are determined in accordance with income tax regulation which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for wash sale deferrals. Accumulated net investment income and realized gain/loss may include temporary financial reporting and tax basis differences which will reverse in a subsequent year.
   FEDERAL INCOME TAX. It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

3.  TRANSACTIONS WITH AFFILIATES
   INVESTMENT ADVISORY FEES. SAFECO Asset Management Company receives investment advisory fees from the Portfolios. For the Equity, Growth, Northwest and Bond Portfolios, the fee is based on average daily net assets at annual rate of .74%. For the Small Company Stock Portfolio, the fee is based on average daily net assets at an annual rate of .85%. For the Money Market Portfolio, the fee is based on average daily net assets at an annual rate of .65%.
   NOTES PAYABLE AND INTEREST EXPENSE. The Portfolios may borrow money for temporary purposes from SAFECO Corporation or its affiliates at rates comparable to commercial bank interest rates.
   LINE OF CREDIT. The Trust, together with all other management investment companies for which SAFECO Asset Management Company serves as investment advisor, has line of credit arrangements with certain financial institutions. Under these arrangements, $200 million is available to meet short-term financing needs. No balance was outstanding under these arrangements at December 31, 1999.
   AFFILIATE OWNERSHIP. At December 31, 1999, SAFECO Life Insurance Company owned over 89% of the outstanding shares of the Equity Portfolio, 76% of the outstanding shares of the Growth Portfolio, and 100% of the outstanding shares in the Northwest, Small Company, Bond and Money Market Portfolios.
   EXPENSE REIMBURSEMENT. For the Equity, Growth, Northwest, Bond and Money Market Portfolios, SAFECO Life Insurance Company (SAFECO) has agreed to pay all the expenses of the Portfolios except for investment advisory fees if net assets of the Portfolio are below $20 million. For the Small Company Stock Portfolio, SAFECO Asset Management Company pays all expenses other than investment advisory fees in excess of .10% of the Portfolio's average annual net assets. When net assets exceed $20 million, the Portfolio will be charged for all operating expenses.

4.  INVESTMENT TRANSACTIONS

                                                                                            PORTFOLIOS
                                         -------------------------------------------------------------
                                          EQUITY        GROWTH     NORTHWEST    SMALL CO.         BOND
(In Thousands)
------------------------------------------------------------------------------------------------------
Purchases for the year ended
  December 31, 1999 (including $22,166
  of U.S. Government and Agency
  Securities in the Bond Portfolio)      $242,365   $  171,323    $   18,945    $  14,420    $  43,167
                                         =======    ==========    ==========    =========    =========
Sales for the year ended December 31,
  1999 (including $23,081 of U.S.
  Government and Agency Securities in
  the Bond Portfolio)                    $196,770   $  203,508    $   11,103    $  13,727    $  42,463
                                         =======    ==========    ==========    =========    =========
------------------------------------------------------------------------------------------------------
Purchases and sales amounts exclude
  short-term investments which, at the
  time of
  purchase had a maturity of one year
  or less.

          Unrealized appreciation (depreciation) at December 31, 1999:

----------------------------------------------------------------------------------------------------------
Aggregate gross unrealized appreciation
  for investment securities in which
  there is an excess of value over cost  $210,915 $97,306  $         19,754  $          2,925  $         2
Aggregate gross unrealized depreciation
  for investment securities in which
  there is an excess of cost over value  (24,264) (77,096)           (3,846)           (1,072)      (1,257)
                                         -------  -------  ----------------  ----------------  -----------
Net unrealized appreciation
  (depreciation)                         $186,651 $20,210  $         15,908  $          1,853  $    (1,255)
                                         =======  =======  ================  ================  ===========

------------------------------------------------------------
------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

5.  INVESTMENTS IN AFFILIATES
   Each of the companies is listed below because the Growth Portfolio owned at least 5% of the company's voting securities during the year ended December 31, 1999:

                                                                                                         MARKET
                                         SHARES AT                           SHARES AT                    VALUE
                                         BEGINNING                              END OF              DECEMBER 31
                                           OF YEAR  ADDITIONS   REDUCTIONS        YEAR   DIVIDENDS         1999
(In Thousands)
---------------------------------------------------------------------------------------------------------------
Concepts Direct, Inc.                          435         --           --         435        None  $     4,733
Damark International, Inc.                     417         --            5         412        None        6,492
Nastech Pharmaceutical Co.                     466         --            2         464        None        1,566
Open Plan Systems, Inc.                         87        245           --         332        None          664
PolyMedica Industries, Inc.                    544        105           --         649        None       15,017
Precision Auto Care                            609         --           --         609        None          685
Suburban Lodges of America                   1,023         --          288         735        None        3,812
TRM Copy Centers Corp.                         492         79           --         571        None        3,496
                                                                                                    -----------
                                                                                                    $    36,465
                                                                                                    ===========

6.  CAPITAL LOSS CARRYFORWARD
   At December 31, 1999, these portfolios had the following amounts of accumulated net realized losses on investment transactions that represent capital loss carryforwards for Federal Income Tax purposes, which expire as follows:

                                                   EXPIRATION
(IN THOUSANDS)                           AMOUNTS        DATES
-------------------------------------------------------------
Small Company Stock Portfolio            $ 2,281    2006-2007
Bond Portfolio                             1,198         2007
Growth Portfolio                           1,203         2007

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

7.  FINANCIAL HIGHLIGHTS
   (For a Share Outstanding Throughout the Period)

   EQUITY PORTFOLIO

                                                                           YEAR ENDED DECEMBER 31
                                          -------------------------------------------------------
                                                     1999      1998      1997      1996      1995
-------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD    $         29.97  $  25.18  $  21.75  $  19.24  $  16.83

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income:                             0.26      0.25      0.27      0.34      0.39
  Net realized and unrealized gain on
    investments                                      2.53      6.02      5.13      4.43      4.43
                                          ---------------  --------  --------  --------  --------
    Total from investment operations                 2.79      6.27      5.40      4.77      4.82

LESS DISTRIBUTIONS:
  Dividends from net investment income              (0.26)    (0.25)    (0.27)    (0.34)    (0.39)
  Distributions from realized gains                 (1.48)    (1.23)    (1.70)    (1.92)    (2.02)
                                          ---------------  --------  --------  --------  --------
    Total distributions                             (1.74)    (1.48)    (1.97)    (2.26)    (2.41)
                                          ---------------  --------  --------  --------  --------
NET ASSET VALUE AT END OF PERIOD          $         31.02  $  29.97  $  25.18  $  21.75  $  19.24
                                          ===============  ========  ========  ========  ========
TOTAL RETURN                                        9.31%    24.89%    24.85%    24.79%    28.63%
NET ASSETS AT END OF PERIOD (000'S
  OMITTED)                                $       647,078  $557,314  $389,256  $263,067  $169,479
RATIO OF EXPENSES TO AVERAGE NET ASSETS             0.76%     0.78%     0.75%     0.72%     0.75%
RATIO OF NET INVESTMENT INCOME TO
  AVERAGE NET ASSETS                                0.80%     0.96%     1.19%     1.72%     2.26%
PORTFOLIO TURNOVER RATE                            32.47%    31.57%    41.75%    56.99%    69.18%

------------------------------------------------------------
------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

7.  FINANCIAL HIGHLIGHTS
   (For a Share Outstanding Throughout the Period)

   GROWTH PORTFOLIO

                                                              YEAR ENDED DECEMBER 31
                                         -------------------------------------------
                                            1999     1998     1997     1996     1995
------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD   $ 21.30  $ 23.35  $ 19.26  $ 15.88  $ 12.98

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)             (0.09)   (0.10)   (0.04)   (0.03)    0.06
  Net realized and unrealized gain on
    investments                             1.29     0.53     8.62     5.12     5.26
                                         -------  -------  -------  -------  -------
    Total from investment operations        1.20     0.43     8.58     5.09     5.32

LESS DISTRIBUTIONS:
  Dividends from net investment income        --       --       --       --    (0.06)
  Distributions from realized gains           --    (2.38)   (4.49)   (1.71)   (2.36)
  Distributions from paid in capital          --    (0.10)      --       --       --
                                         -------  -------  -------  -------  -------
    Total distributions                       --    (2.48)   (4.49)   (1.71)   (2.42)
                                         -------  -------  -------  -------  -------
NET ASSET VALUE AT END OF PERIOD         $ 22.50  $ 21.30  $ 23.35  $ 19.26  $ 15.88
                                         =======  =======  =======  =======  =======
TOTAL RETURN                               5.63%    1.83%   44.55%   32.06%   41.00%(A)
NET ASSETS AT END OF PERIOD
  (000'S OMITTED)                        $345,725 $356,407 $240,400 $109,491 $44,458
RATIO OF EXPENSES TO AVERAGE NET ASSETS    0.78%    0.80%    0.77%    0.79%    0.79%
RATIO OF EXPENSES TO AVERAGE NET ASSETS
  BEFORE EXPENSE REIMBURSEMENTS++            N/A      N/A      N/A      N/A    0.84%
RATIO OF NET INVESTMENT INCOME (LOSS)
  TO AVERAGE NET ASSETS                   (0.45%)  (0.48%)  (0.25%)  (0.28%)   0.55%
PORTFOLIO TURNOVER RATE                   52.96%   46.13%   88.99%   75.58%  111.70%

--------------------------------------------------------------------------------

 ++  See Note 3 of Notes to Financial Statements.
(A) The total return would have been lower had certain expenses not been reduced during the period indicated (See Note 3 of Notes to Financial Statements).
N/A  Not applicable as no fund expenses were reimbursed.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

7.  FINANCIAL HIGHLIGHTS
   (For a Share Outstanding Throughout the Period)

   NORTHWEST PORTFOLIO

                                                                                       YEAR ENDED DECEMBER 31
                                           ------------------------------------------------------------------
                                                 1999          1998          1997          1996          1995
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD     $    15.64    $    15.20    $    12.12    $    10.85    $    10.24

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                  (0.02)        (0.05)         0.03          0.08          0.08
  Net realized and unrealized gain on
    investments                                  8.56          0.49          3.73          1.27          0.68
                                           ----------    ----------    ----------    ----------    ----------
    Total from investment operations             8.54          0.44          3.76          1.35          0.76

LESS DISTRIBUTIONS:
  Dividends from net investment income             --            --         (0.03)        (0.08)        (0.08)
  Distributions from realized gains             (1.50)           --         (0.65)           --         (0.07)
                                           ----------    ----------    ----------    ----------    ----------
    Total distributions                         (1.50)           --         (0.68)        (0.08)        (0.15)
                                           ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE AT END OF PERIOD           $    22.68    $    15.64    $    15.20    $    12.12    $    10.85
                                           ==========    ==========    ==========    ==========    ==========
TOTAL RETURN                                   54.62%         2.89%(A)     31.02%(A)     12.44%(A)      7.42%(A)
NET ASSETS AT END OF PERIOD (000'S
  OMITTED)                                 $   47,924    $   24,587    $   19,795    $    9,541    $    6,312
RATIO OF EXPENSES TO AVERAGE NET ASSETS         0.84%         0.96%         0.73%         0.70%         0.71%
RATIO OF EXPENSES TO AVERAGE NET ASSETS
  BEFORE EXPENSE REIMBURSEMENTS++                 N/A         0.99%         0.94%         1.11%         1.18%
RATIO OF NET INVESTMENT INCOME (LOSS)
  TO AVERAGE NET ASSETS                        (0.24%)       (0.32%)        0.27%         0.78%         0.81%
PORTFOLIO TURNOVER RATE                        37.32%        46.99%        47.85%        52.20%        21.30%

--------------------------------------------------------------------------------

 ++  See Note 3 of Notes to Financial Statements.
(A) The total return would have been lower had certain expenses not been reduced during the periods shown (See Note 3 of Notes to Financial Statements).
N/A  Not applicable as no fund expenses were reimbursed.

------------------------------------------------------------
------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

7.  FINANCIAL HIGHLIGHTS
   (For a Share Outstanding Throughout the Period)

   SMALL COMPANY STOCK PORTFOLIO

                                                                       APRIL 30, 1997
                                                                     (COMMENCEMENT OF
                                           YEAR ENDED DECEMBER 31      OPERATIONS) TO
                                         ------------------------         DECEMBER 31
                                                1999         1998                1997
-------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD     $  9.87      $ 12.33    $            10.00

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)               (0.01)       (0.03)                 0.01
  Net realized and unrealized gain
    (loss) on investments                     1.53        (2.43)                 2.83
                                           -------      -------    ------------------
    Total from investment operations          1.52        (2.46)                 2.84

LESS DISTRIBUTIONS:
  Dividends from net investment income          --           --                 (0.01)
  Distributions from realized gains             --           --                 (0.50)
                                           -------      -------    ------------------
    Total distributions --                      --           --                 (0.51)
                                           -------      -------    ------------------
NET ASSET VALUE AT END OF PERIOD           $ 11.39      $  9.87    $            12.33
                                           =======      =======    ==================
TOTAL RETURN (A)                            15.40%      (19.95%)                28.4%*
NET ASSETS AT END OF PERIOD
  (000'S OMITTED)                          $14,054      $11,780    $           10,250
RATIO OF EXPENSES TO AVERAGE NET ASSETS      0.95%        0.95%                 0.95%**
RATIO OF EXPENSES TO AVERAGE NET ASSETS
  BEFORE EXPENSE REIMBURSEMENTS++            1.22%        1.15%                 1.24%**
RATIO OF NET INVESTMENT INCOME TO
  AVERAGE NET ASSETS                        (0.14%)      (0.32%)                0.19%**
PORTFOLIO TURNOVER RATE                    127.80%       92.14%                47.91%**

--------------------------------------------------------------------------------

 ++  See Note 3 of Notes to Financial Statements.
(A) The total return would have been lower had certain expenses not been reduced during the periods shown.
  *  Not Annualized
 **  Annualized

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

7.  FINANCIAL HIGHLIGHTS
   (For a Share Outstanding Throughout the Period)

   BOND PORTFOLIO

                                                                                       YEAR ENDED DECEMBER 31
                                          -------------------------------------------------------------------
                                                   1999        1998          1997          1996          1995
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD    $       11.41  $    11.04    $    10.75    $    11.31    $    10.20

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                            0.62        0.50          0.61          0.62          0.71
  Net realized and unrealized gain
    (loss) on investments                         (1.07)       0.49          0.29         (0.56)         1.11
                                          -------------  ----------    ----------    ----------    ----------
    Total from investment operations              (0.45)       0.99          0.90          0.06          1.82

LESS DISTRIBUTIONS:
  Dividends from net investment income            (0.62)      (0.50)        (0.61)        (0.62)        (0.71)
  Distributions from realized gains               (0.01)      (0.12)           --            --            --
                                          -------------  ----------    ----------    ----------    ----------
    Total distributions                           (0.63)      (0.62)        (0.61)        (0.62)        (0.71)
                                          -------------  ----------    ----------    ----------    ----------
NET ASSET VALUE AT END OF PERIOD          $       10.33  $    11.41    $    11.04    $    10.75    $    11.31
                                          =============  ==========    ==========    ==========    ==========
TOTAL RETURN                                     (3.99%)      8.90%(A)      8.41%(A)      0.54%(A)     17.87%(A)
NET ASSETS AT END OF PERIOD
  (000'S OMITTED)                         $      28,131  $   30,117    $   17,881    $   15,991    $   14,257
RATIO OF EXPENSES TO AVERAGE NET ASSETS           0.91%       0.83%         0.74%         0.73%         0.72%
RATIO OF EXPENSES TO AVERAGE NET ASSETS
  BEFORE EXPENSE REIMBURSEMENTS++                   N/A       0.98%         0.90%         0.87%         0.94%
RATIO OF NET INVESTMENT INCOME TO
  AVERAGE NET ASSETS                              5.33%       5.50%         5.75%         5.64%         6.50%
PORTFOLIO TURNOVER RATE                         147.40%     164.82%       151.43%       140.90%        77.93%

--------------------------------------------------------------------------------

 ++  See Note 3 of Notes to Financial Statements.
(A) The total return would have been lower had certain expenses not been reduced during the periods shown (See Note 3 of Notes to Financial Statements).
N/A  Not applicable as no fund expenses were reimbursed.

------------------------------------------------------------
------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

7.  FINANCIAL HIGHLIGHTS
   (For a Share Outstanding Throughout the Period)

   MONEY MARKET PORTFOLIO

                                                                                      YEAR ENDED DECEMBER 31
                                         -------------------------------------------------------------------
                                                 1999          1998          1997          1996         1995
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD   $       1.00    $     1.00    $     1.00    $     1.00    $    1.00

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                          0.04          0.04          0.05          0.05         0.05

LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.04)        (0.04)        (0.05)        (0.05)       (0.05)
                                         ------------    ----------    ----------    ----------    ---------
NET ASSET VALUE AT END OF PERIOD         $       1.00    $     1.00    $     1.00    $     1.00    $    1.00
                                         ============    ==========    ==========    ==========    =========
TOTAL RETURN                                    4.63%         4.95%(A)      5.08%(A)      4.94%(A)     5.56%(A)
NET ASSETS AT END OF PERIOD (000'S
  OMITTED)                               $     29,135    $   27,623    $   17,757    $   12,493    $   8,719
RATIO OF EXPENSES TO AVERAGE NET ASSETS         0.78%         0.81%         0.64%         0.62%        0.62%
RATIO OF EXPENSES TO AVERAGE NET ASSETS
  BEFORE EXPENSE REIMBURSEMENTS++                 N/A         0.89%         0.81%         0.90%        0.87%
RATIO OF NET INVESTMENT INCOME TO
  AVERAGE NET ASSETS                            4.52%         4.87%         4.97%         4.86%        5.32%

--------------------------------------------------------------------------------

 ++  See Note 3 of Notes to Financial Statements.
(A) The total return would have been lower had certain expenses not been reduced during the periods shown (See Note 3 of Notes to Financial Statements).
N/A  Not applicable as no fund expenses were reimbursed.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                          REPORT OF ERNST & YOUNG LLP,
                              INDEPENDENT AUDITORS

To the Board of Directors and Shareholders of the SAFECO Resource Series Trust

   We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of the SAFECO Resource Series Trust (comprising, respectively, the Equity Portfolio, Growth Portfolio, Northwest Portfolio, Small Company Stock Portfolio, Bond Portfolio, and Money Market Portfolio) as of December 31, 1999, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the SAFECO Resource Series Trust at December 31, 1999, the results of their operations, the changes in their net assets and financial highlights for each of the periods referred to above, in conformity with accounting principles generally accepted in the United States.

[SIGNATURE]
Seattle, Washington
February 4, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                        YEAR 2000 READINESS (UNAUDITED)

   All Year 2000 readiness work was completed prior to December 31, 1999. The Portfolios have experienced no disruption in their operations or service levels, and do not expect to incur any future disruptions or expense in connection with the Year 2000 issue.

                     SAFECO RESOURCE SERIES TRUST

                     BOARD OF TRUSTEES:
                     Boh A. Dickey, Chairman
                     Barbara J. Dingfield
                     David F. Hill
                     Richard W. Hubbard
                     Richard E. Lundgren
                     Larry L. Pinnt
                     John W. Schneider

                     OFFICERS:
                     David F. Hill, President
                     Ronald L. Spaulding
                       Vice President and Treasurer
                     Neal A. Fuller
                       Vice President and Controller
                     David H. Longhurst
                       Assistant Controller

                     INVESTMENT ADVISOR:
                     SAFECO Asset
                       Management Company

                     DISTRIBUTOR:
                     SAFECO Securities, Inc.

                     TRANSFER AGENT:
                     SAFECO Services Corporation

                     CUSTODIAN:
                     State Street Bank

                            [RECYCLE LOGO]          Printed on Recycled Paper.

                     This report must be preceded or
                     accompanied by a current prospectus.

                     -Registered Trademark- A registered trademark of SAFECO Corporation.